United States
Securities And Exchange Commission
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number   811-8061

Diamond Hill Funds
(Exact name of registrant as specified in charter)

325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215
(Address of principal executive offices)                (Zip code)

James F. Laird, Jr., 325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215
(Name and address of agent for service)

Registrant's telephone number, including area code: (614) 255-3333

Date of fiscal year end:  12/31

Date of reporting period:  06/30/09

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Diamond Hill Funds Semiannual Report

This material must be preceded or accompanied by a current prospectus.

Semi-Annual Report

DIAMOND HILL®
funds

June 30, 2009

Not FDIC Insured | May Lose Value | No Bank Guarantee

Invest With Us.

Table of Contents

Letter to Shareholders	1

Mission Statement, Pledge, and Fundamental Principles	4

Financial Statements

Schedules of Investments	7

Tabular Presentation of Schedule of Investments	19

Statements of Assets & Liabilities	21

Statements of Operations	23

Statements of Changes in Net Assets	24

Schedule of Capital Share Transactions	26

Financial Highlights	28

Notes to Financial Statements	35

Other Items	42

Schedule of Shareholder Expenses	44

Management of the Trust	45

Notice of Privacy Policy	46

CAUTIONARY STATEMENT

At Diamond Hill, we pledge that, “we will communicate with our clients about our investment performance in a manner that will allow them to properly assess whether we are deserving of their trust.”  Our views and opinions regarding the investment prospects of our portfolio holdings and Funds are “forward looking statements” which may or may not be accurate over the long term.  While we believe we have a reasonable basis for our opinions, actual results may differ materially from those we anticipate.  Information provided in this report should not be considered a recommendation to purchase or sell any particular security.

You can identify forward looking statements by words like “believe,” “expect,” “anticipate,” or similar expressions when discussing prospects for particular portfolio holdings and/or one of the Funds.  We cannot assure future results.  You should not place undue reliance on forward-looking statements, which speak only as of the date of this report.  We disclaim any obligation to update or alter any forward-looking statements, whether as a result of new information, future events, or otherwise.  This material is not authorized for distribution to prospective investors unless preceded or accompanied by a Prospectus.  Please read the Prospectus carefully for a discussion of fees, expenses, and risks.  Current performance may be lower or higher than that quoted herein.  You may obtain a current copy of the Prospectus or more current performance information by calling 1-888-226-5595 or at Diamond Hill’s website (www.diamond-hill.com).

Letter to Shareholders

Dear fellow shareholder:

We are pleased to provide this 2009 mid-year update for the Diamond Hill Funds.  Our focus remains on seeking out investment opportunities where the price-to-intrinsic value relationship provides an opportunity to earn an attractive rate of return while also providing a margin of safety.

Fund Performance and Markets

Following a dismal 2008, U.S. equity markets posted positive returns for the first six months of 2009 with the Russell 1000 and Russell 2000 Indices increasing 4.32% and 2.64%, respectively.  The year began with a brief rally in January, as investors reacted positively to new policy initiatives and support for the ailing financial sector.  However, the markets soon reflected pessimism that the policy changes would be insufficient and recognition that financial sector risk remained high.  In addition, corporate earnings reports were not only worse than expected, but also the quality was low and guidance for 2009 earnings fell dramatically.

Initially driven by positive comments from financial giants Bank of America and JP Morgan Chase and from short covering, the market staged a second more significant rally in early March that continued into the second quarter of 2009.  In general, the second quarter was a period of healing for financial markets around the globe.  A transition from risk aversion to risk taking is a necessary precondition to a market recovery, and we had been monitoring the credit markets closely for signs that this shift was underway.  The credit markets began to recover with the equity markets in early March and the progress continued unabated through the end of the second quarter.  For the first half of the year, the Merrill Lynch US High Yield Master II Index returned 29.37% and the Merrill Lynch US Corporate Master Index returned 9.23%.  As is typical, the market improvement began in anticipation of tangible signs of economic recovery, or at the very least, in the anticipation that the worst might be over.  Following the recent rally, corporate profits will need to match forecasts to justify market valuations, and investors may continue to be wary of any signs of renewed crisis.

We were very pleased with the absolute and relative performance of our funds for periods ended June 30, 2009.  Although the Diamond Hill Large Cap Fund lagged the Russell 1000 Index very slightly in the first six months of 2009, it remains solidly ahead of the Russell 1000 for longer time periods.  All other Funds exceeded their respective benchmarks.  We remain focused on long-term performance and committed to our investment philosophy, which is rooted in the belief that market price and intrinsic value tend to converge over a reasonable period of time.

Market Returns - 1970s and Today

As I have stated many times, I was very fortunate to get started in this business in 1982.  The bull market, which began in August of that year and lasted until 2000, helped make it a wonderful period to be an equity investor.  At the beginning of my career, I remember being surprised by the dismal equity returns of the previous periods.  Equities were virtually flat for the 14 years ending in July of 1982, which is a very long period of time for so little progress to be made in the equity markets.   This had several implications, but primarily an indifferent investor class and attractive valuations.  Today’s investors seem more discouraged than indifferent, but I look back on that period for clues as to the opportunities available in the market today.  On the surface, it might appear discouraging.  If we are entering an extended period of flat market returns, equity opportunities would appear limited.  However, the analogy I would like to draw is with the narrower time period of 1974-1982.  While the 14 year period ending in 1982 was awful, the returns from the lows of 1974-75 were attractive.  If March 2009 turns out to be the market low of this cycle, similar opportunities may be available today.  If we were to apply the 1970s analogy, simple math indicates that investment opportunities could return to historical norms.  To provide an example, let’s assume a 16 year period of a flat S&P 500.  That sounds like an awful return but remember valuations were a lot higher in 2000.  So if we assume the market does return to the peak levels of 2000 by the end of 2016, then the market appreciation from June 30, 2009 would be approximately 7% annually.  Add in the dividend yield, and we would have a very normal return for the next 7 ½ years, in that scenario.

Diamond Hill Funds Semi-Annual Report June 30, 2009	Page 1

Of course, simply doing the calculation does not mean that the market will return to those levels or that the 1970s analogy is even valid.  However, in my opinion, if you examine the levels of earnings and valuations in the market today, normal rates of growth off normalized earnings could get you close to the level of earnings in the market in 2006-2007.  If you put a normal multiple on those earnings, you could justify the market valuations we first reached in 2000.  My estimates may be off by a year or two, but I believe the opportunity remains approximately the same.  The way I see it, normal, but not outstanding, investment opportunities appear to be available in the equity markets.

Consumer Debt

Within the equity markets, we remain concerned regarding the health of the American consumer and the effect the consumer will have on the economic recovery.  This is an area of the U.S. economy that is facing serious secular issues.  The past 25 years have been marked by occasional recessions and recoveries, driven by consumer spending.  This consumer spending was driven, in large part, by increased borrowing against higher asset prices.  Those assets are no longer appreciating, but the debt remains.  Levels of consumer debt seem unsustainable, which is why I believe the market may be too optimistic regarding a U.S. recovery dependent on consumer spending.   Below is a chart showing the rise in consumer debt relative to GDP.  The increase in the last 30 years is amazing.

The next chart shows the growth of personal consumption expenditures as a percent of GDP.  Note the steady rise over this period.  Through much of the 1980s and early 1990s, this could be explained by the normal spending pattern of baby boomers, as they approached middle age.  However, now the population is aging, and consumption should shrink from these high levels.  While such a correction is normal, it will make it difficult for American consumers to drive future GDP growth.

Page 2	Diamond Hill Funds Semi-Annual Report June 30, 2009

This letter is intended to provide an historic framework for our current environment, as well as a sober assessment of the opportunities.  Market opportunities will be different in this environment, as the challenges facing the U.S. consumer are daunting.   In my opinion, the good news is that valuations have adjusted, so going forward equity investors should have the opportunity for more normal returns for the next several years.  As you would expect, that assessment is reflected in our portfolios.

Charles S. Bath, CFA

Managing Director - Investments

The views expressed are those of the portfolio manager as of June 30, 2009, are subject to change, and may differ from the views of other portfolio managers or the firm as a whole. These opinions are not intended to be a forecast of future events, a guarantee of future results, or investment advice.  All data referenced are from sources deemed to be reliable but cannot be guaranteed.  Securities and sectors referenced should not be construed as a solicitation or recommendation or be used as the sole basis for any investment decision.

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe.  It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership.  The Russell 1000 represents approximately 90% of the U.S. market.

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe.  The Russell 2000 Index is a subset of the Russell 3000® Index representing approximately 8% of the total market capitalization of that index.  It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

Investors should consider the investment objectives, risks, and charges and expenses of the Diamond Hill Funds carefully before investing.  This and other information about the Funds is in the prospectus, which can be obtained at www.diamond-hill.com or by calling 888-226-5595.  Read the prospectus carefully before you invest. Diamond Hill Capital Management, Inc., a registered investment adviser, serves as Investment Adviser to the Diamond Hill Funds and is paid a fee for its services.  The Diamond Hill Funds are distributed by BHIL Distributors, Inc. (Member FINRA), an affiliated company.  Like all mutual funds, Diamond Hill Funds are not FDIC insured, may lose value, and have no bank guarantee.

Diamond Hill Funds Semi-Annual Report June 30, 2009	Page 3

Mission Statement, Pledge
and Fundamental Principles

Mission
The mission of Diamond Hill is to serve our clients through a disciplined intrinsic value-based approach to investing, while maintaining a long-term perspective, and aligning our interests with those of our clients.

To successfully pursue our mission, we are:

COMMITTED to the Graham-Buffett investment philosophy, with goals (over 5-year rolling periods) to outperform benchmarks and our peers, and achieve absolute returns sufficient for risk of asset class.

DRIVEN by our conviction to create lasting value for clients and shareholders.

MOTIVATED through ownership of Diamond Hill funds and company stock.

Investment Philosophy	At Diamond Hill, the investment philosophy, which is rooted in the teachings of Benjamin Graham and the methods of Warren Buffett, drives the investment process — not the opposite.

Most simply, we invest in a company when its market price is at a discount to our appraisal of the intrinsic value of the business (or at a premium for short positions).
There are four guiding principles to our investment philosophy:

♦	Treat every investment as a partial ownership interest in that company

♦	Always invest with a margin of safety to ensure the protection of capital as well as return on capital

♦	Possess a long-term investment temperament

♦	Recognize that market price and intrinsic value tend to converge over a reasonable period of time
“Investment is most intelligent when it is most businesslike.”
—  BENJAMIN GRAHAM

Pledge	Consistent with our mission & investment philosophy, we pledge the following to all of our clients:

Our investment discipline is to assess the economics of the underlying business, its management, and the price that must be paid to own a piece of it. We seek to concentrate our investments in businesses that are available at prices below intrinsic value (above intrinsic value for short positions) and are managed or controlled by trustworthy and capable people. Benjamin Graham pioneered this discipline during the 1930s and many others have practiced it with great success ever since, most notably Warren Buffett.

We will communicate with our clients about our investment performance in a manner that will allow them to properly assess whether we are deserving of their trust.

Our investment team will be comprised of people with integrity, sound experience and education, in combination with a strong work ethic and independence of thought. Especially important is that each possesses the highest level of character, business ethics and professionalism.

Page 4	Diamond Hill Funds Semi-Annual Report June 30, 2009

Our employees will enjoy a working environment that supports professional and personal growth, thereby enhancing employee satisfaction, the productivity of the firm and the experience of our clients.

“Invest With Us” means we will invest the capital you entrust to us with the same care that we invest our own capital. To this end, Diamond Hill employees and affiliates are significant investors in the same portfolios in which our clients invest and are collectively the largest shareholders in the Diamond Hill Funds. In addition, all Diamond Hill employees are subject to a Code of Ethics, which states that all personal investments must be made in a Diamond Hill fund, unless approved by our Chief Compliance Officer.

Our fundamental investment principles	Valuation

Every share of stock has an intrinsic value that is independent of its current stock market price.

At any point in time, the stock market price may be either significantly higher or lower than intrinsic value.

Over short periods of time, as evidenced by extreme stock market volatility, the stock market price is heavily influenced by the emotions of market participants, which are far more difficult to predict than intrinsic value. While stock market prices may experience extreme fluctuations on a particular day, we believe intrinsic value is far less volatile.

Over sufficiently long periods of time, five years and longer, the stock market price tends to converge with intrinsic value.

Calculating Intrinsic Value Estimate

We believe that we can determine a reasonable approximation of that intrinsic value in some cases.

That value can be determined if we have a reasonable basis for projecting the future cash flows of a business and use an appropriate discount rate.

In estimating intrinsic value, we use an interdisciplinary approach. Not only do we perform financial modeling including discounted cash flow, private market value, and leveraged buyout analyses, we draw from other areas we believe are relevant to our investment decision-making. These include economics, statistics and probability theory, politics, psychology, and consumer behavior.

In short, we do not want to exclude from our thinking anything that can help us forecast future cash flows, our most important as well as most difficult job.

The Diamond Hill investment process continually compares market price to our estimate of intrinsic value, which is updated over time as new information arises.

Suitable Investments

We only invest in a business when the stock market price is lower than our conservative assessment of per share intrinsic value (or higher than our assessment of per share intrinsic value for short positions).

We concentrate our investments in businesses whose per share intrinsic value is likely to grow.

To achieve this, we assess the underlying economics of the businesses in which we invest and the industries and markets in which they participate. We seek to invest in businesses that possess a competitive advantage and significant growth prospects as well as outstanding managers and employees.

Diamond Hill Funds Semi-Annual Report June 30, 2009	Page 5

Every business in which we invest is “handicapped” by its price. While we would prefer to own only great businesses with superior managers, there are very few businesses that satisfy those criteria and additionally are available at attractive prices. As a result, we may invest in less attractive businesses at more than attractive prices. Depending on the price that we pay, our returns from less than ideal businesses may be even better than our returns from ideal businesses.

Risk & Return

We intend to achieve our return from both the closing of the gap between our purchase price and intrinsic value and the growth in per share intrinsic value. For short positions, a growing intrinsic value may shorten the holding period.

We do not define risk by price volatility. We define risk as the possibility that we are unable to obtain the return of the capital that we invest as well as a reasonable return on that capital when you need the capital for other purposes. If your time horizon is less than five years, then you should not invest that capital in the stock market.

Our fundamental strategic income principles	Our Yield Our primary goal is to generate a yield greater than the current rate of inflation without bearing undue credit or interest rate risk. However, we cannot guarantee any specific yield.

Approach

A flexible approach allows us to invest in both investment grade and non-investment grade corporate bonds as well as in preferred securities, real estate investment trusts, master limited partnerships, and closed end funds.

We can also invest in securities issued by the U.S. government and its agencies when conditions warrant.

Total Return

We balance our income objective with a focus on total return. Over the next five years, our objective is to earn equity-like returns in the income markets with lower year-to-year volatility and more importantly, a much lower risk of permanent loss of capital.

“You simply have to behave according to what is rational than according to what is fashionable.”

—  WARREN BUFFETT

Page 6	Diamond Hill Funds Semi-Annual Report June 30, 2009

Diamond Hill Small Cap Fund
Schedule of Investments
June 30, 2009 (Unaudited)

		Market
	Shares	Value
Preferred Stock — 1.1%
Financial — 1.1%
Mid-America Apartment
Communities, Inc. - REIT◊	125,069	$4,591,283

Common Stocks — 79.7%
Consumer Discretionary — 10.3%
Aaron Rents, Inc. ◊	58,980	1,758,784
Black & Decker Corp., The	132,295	3,791,575
Brink's Home Security Holdings, Inc.*	114,340	3,236,965
Callaway Golf Co. ◊	631,916	3,203,814
Charming Shoppes, Inc.* ◊	691,690	2,573,087
Hanesbrands, Inc.* ◊	355,100	5,330,051
JAKKS Pacific, Inc.*	231,212	2,966,450
K-Swiss, Inc. ◊	457,100	3,885,350
Priceline.com, Inc.* ◊	19,205	2,142,318
Steiner Leisure Ltd.* ◊	495,310	15,121,814
		44,010,208

Consumer Staples — 7.3%
Chattem, Inc.* ◊	132,710	9,037,551
Del Monte Foods Co.	590,160	5,535,701
Flowers Foods, Inc. ◊	303,350	6,625,164
Lance, Inc.	155,682	3,600,925
Ruddick Corp. ◊	275,945	6,465,391
		31,264,732

Energy — 13.2%
Berry Petroleum Co. ◊	179,460	3,336,161
Cimarex Energy Co. ◊	404,530	11,464,380
Encore Acquisition Co.*	415,108	12,806,081
Helmerich & Payne, Inc. ◊	175,695	5,423,705
Hornbeck Offshore Services, Inc.*	271,525	5,807,920
Lufkin Industries, Inc.	112,750	4,741,138
Southwestern Energy Co.*	178,230	6,924,236
Whiting Petroleum Corp.* ◊	170,055	5,979,134
		56,482,755

Financial — 16.7%
Alleghany Corp.* ◊	8,571	2,322,741
Assurant, Inc.	399,980	9,635,517
Assured Guaranty Ltd. ◊	841,492	10,417,670
City National Corp. ◊	158,685	5,844,369
First State Bancorp*◊	617,950	1,192,644
Hanover Insurance Group	178,565	6,805,112
Huntington Bancshares, Inc. ◊	1,305,798	5,458,236
LaSalle Hotel Properties - REIT◊	214,720	2,649,645
Leucadia National Corp.* ◊	286,645	6,045,343
Old Republic International Corp. ◊	671,690	6,616,147
Redwood Trust, Inc.	246,720	3,641,587
Taylor Capital Group, Inc◊	111,249	762,056
United Fire & Casualty Co.	156,509	2,684,129
XL Capital, Class A	672,025	7,701,407
		71,776,603

Health Care — 8.3%
Analogic Corp.	84,069	3,106,350
InVentiv Health, Inc.*	383,780	5,192,543
LifePoint Hospitals, Inc.*	275,325	7,227,281
Res-Care, Inc.*	500,695	7,159,939
STERIS Corp. ◊	184,640	4,815,411
Waters Corp.*	152,120	7,829,616
		35,331,140

Industrial — 11.5%
AirTran Holdings, Inc.* ◊	1,036,405	6,415,347
Apogee Enterprises, Inc. ◊	499,250	6,140,775
BE Aerospace, Inc.* ◊	563,240	8,088,126
Brink's Co., The	182,175	5,288,540
Hub Group, Inc. - Class A*	261,430	5,395,915
Kaydon Corp. ◊	161,270	5,250,951
Toro Co., The◊	313,670	9,378,734
Trinity Industries, Inc. ◊	246,170	3,352,835
		49,311,223

Information Technology — 7.6%
Alliance Data Systems Corp.* ◊	178,685	7,360,035
CSG Systems International, Inc.*	399,322	5,287,023
KLA-Tencor Corp.	262,130	6,618,783
Orbitz Worldwide, Inc.* ◊	739,940	1,405,886
Verigy Ltd.*	987,055	12,012,459
		32,684,186

Utilities — 4.8%
Cleco Corp. ◊	318,925	7,150,299
UGI Corp.	243,200	6,199,168
WGL Holdings, Inc. ◊	228,319	7,310,774
		20,660,241

Total Common Stocks		$341,521,088

Diamond Hill Funds Semi-Annual Report June 30, 2009	Page 7

Diamond Hill Small Cap Fund
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

		Market
	Shares	Value
Registered Investment Companies — 37.5%
JPMorgan Prime Money
Market Fund††	81,112,935	$81,112,935
JPMorgan U.S. Government
Money Market Fund	79,314,831	79,314,831
Total Registered
Investment Companies		$160,427,766

Total Investment Securities — 118.3%
(Cost $545,619,101)**		$506,540,137

Liabilities In Excess
Of Other Assets — (18.3)%		(78,389,208)

Net Assets — 100.0%		$428,150,929

*	Non-income producing security.

**	Represents cost for financial reporting purposes.

◊	All or a portion of the security is on loan. The total market value of the securities on loan, as of June 30, 2009, was $73,195,869.

††	A portion of this security represents collateral for securities loaned. The total value of the collateral, as of June 30, 2009, was $75,811,300.

REIT – Real Estate Investment Trust

See accompanying Notes to Financial Statements.

Diamond Hill Small-Mid Cap Fund
Schedule of Investments
June 30, 2009 (Unaudited)

		Market
	Shares	Value
Common Stocks — 86.6%
Consumer Discretionary — 9.3%
Black & Decker Corp., The	13,882	$397,858
Brink's Home Security Holdings, Inc.*	9,345	264,557
Callaway Golf Co. ◊	73,080	370,516
Charming Shoppes, Inc.* ◊	74,760	278,107
Hanesbrands, Inc.*	11,845	177,793
Harley - Davidson, Inc. ◊	9,080	147,187
K-Swiss, Inc. ◊	33,945	288,533
Steiner Leisure Ltd.* ◊	20,975	640,366
		2,564,917

Consumer Staples — 9.8%
Chattem, Inc.* ◊	9,955	677,936
ConAgra Foods, Inc.	39,840	759,350
Del Monte Foods Co.	57,105	535,645
Flowers Foods, Inc. ◊	23,980	523,723
Lance, Inc.	9,345	216,150
		2,712,804

Energy — 15.4%
Berry Petroleum Co. ◊	6,570	122,136
Cimarex Energy Co. ◊	29,740	842,831
Encore Acquisition Co.*	27,170	838,195
Helmerich & Payne, Inc.	11,950	368,897
Hornbeck Offshore Services, Inc.* ◊	11,010	235,504
Noble Energy, Inc.	18,150	1,070,305
Southwestern Energy Co.*	15,885	617,132
Whiting Petroleum Corp.*	4,410	155,056
		4,250,056

Financial — 17.0%
Allstate Corp.	16,595	404,918
Assurant, Inc.	25,565	615,860
Assured Guaranty Ltd. ◊	36,675	454,037
City National Corp.	6,640	244,551
Fifth Third Bancorp◊	38,590	273,989
Hanover Insurance Group, Inc.	11,745	447,602
Huntington Bancshares, Inc.	89,884	375,715
Marsh & McLennan Co's., Inc.	19,365	389,817
Old Republic International Corp. ◊	35,170	346,425
Prudential Financial, Inc.	4,290	159,674
SunTrust Banks, Inc.	28,155	463,149
United Fire & Casualty Co. ◊	9,024	154,762
XL Capital Ltd. - Class A	30,861	353,667
		4,684,166

Page 8	Diamond Hill Funds Semi-Annual Report June 30, 2009

Diamond Hill Small-Mid Cap Fund
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

		Market
	Shares	Value
Health Care — 4.6%
Analogic Corp.	5,302	$195,909
LifePoint Hospitals, Inc.*	12,865	337,706
Steris Corp. ◊	12,105	315,698
Waters Corp.*	8,120	417,937
		1,267,250

Industrial — 15.6%
AirTran Holdings, Inc.* ◊	54,605	338,005
Avery Dennison Corp.	11,310	290,441
BE Aerospace, Inc.* ◊	24,350	349,666
Brink's Co., The	10,135	294,219
Dover Corp.	28,040	927,843
Fluor Corp.	8,890	455,968
Hub Group, Inc. - Class A*	21,310	439,838
Southwest Airlines Co. ◊	47,250	317,993
Toro Co., The◊	17,795	532,071
Trinity Industries, Inc. ◊	25,840	351,941
		4,297,985

Information Technology — 8.0%
Alliance Data Systems Corp.* ◊	13,355	550,092
KLA-Tencor Corp.	24,010	606,253
Orbitz Worldwide, Inc.* ◊	56,880	108,072
Paychex, Inc.	7,515	189,378
Verigy Ltd.*	62,680	762,816
		2,216,611

Utilities — 6.9%
Cleco Corp.	16,315	365,782
Energen Corp.	17,760	708,624
UGI Corp.	18,305	466,594
WGL Holdings, Inc.	11,525	369,031
		1,910,031

Total Common Stocks		$23,903,820

Registered Investment Companies — 31.6%
JPMorgan Prime Money
Market Fund††	7,466,154	$7,466,154
JPMorgan U.S. Government
Money Market Fund	1,275,779	1,275,779
Total Registered
Investment Companies		$8,741,933

Total Investment Securities — 118.2%
(Cost $33,270,271)**		$32,645,753

Liabilities In Excess
Of Other Assets — (18.2)%		(5,022,981)

Net Assets — 100.0%		$27,622,772

*	Non-income producing security.

**	Represents cost for financial reporting purposes.

◊	All or a portion of the security is on loan. The total market value of the securities on loan, as of June 30, 2009, was $4,412,453.

††	A portion of this security represents collateral for securities loaned. The total value of the collateral, as of June 30, 2009, was $4,565,353.

See accompanying Notes to Financial Statements.

Diamond Hill Funds Semi-Annual Report June 30, 2009	Page 9

Diamond Hill Large Cap Fund
Schedule of Investments
June 30, 2009 (Unaudited)

		Market
	Shares	Value
Common Stocks — 90.9%
Consumer Discretionary — 3.4%
Black & Decker Corp., The◊	96,576	$2,767,868
Hanesbrands, Inc.* ◊	205,113	3,078,746
McDonald’s Corp.	169,780	9,760,652
		15,607,266

Consumer Staples — 12.6%
ConAgra Foods, Inc. ◊	479,440	9,138,126
General Mills, Inc. ◊	175,770	9,846,635
Kimberly-Clark Corp.	160,585	8,419,472
PepsiCo, Inc.	178,730	9,823,001
Procter & Gamble Co., The◊	268,950	13,743,346
Sysco Corp. ◊	340,180	7,647,246
		58,617,826

Energy — 20.4%
Anadarko Petroleum Corp. ◊	420,450	19,084,226
Apache Corp.	295,070	21,289,301
Devon Energy Corp.	317,340	17,295,030
Occidental Petroleum Corp. ◊	275,427	18,125,851
Southwestern Energy Co.* ◊	107,505	4,176,569
Transocean, Ltd.*	48,990	3,639,467
XTO Energy, Inc.	305,497	11,651,656
		95,262,100

Financial — 10.1%
Allstate Corp.	81,145	1,979,938
American Express Co. ◊	275,980	6,413,775
Bank of New York Mellon Corp. ◊	184,861	5,418,276
Marsh & McLennan Co's., Inc.	322,665	6,495,246
SunTrust Banks, Inc. ◊	466,270	7,670,142
Travelers Companies, Inc., The◊	229,415	9,415,191
U.S. Bancorp	195,010	3,494,579
Wells Fargo & Co. ◊	247,875	6,013,448
		46,900,595

Health Care — 18.4%
Abbott Laboratories◊	317,275	14,924,616
Baxter International, Inc.	146,990	7,784,590
Cardinal Health, Inc.	249,370	7,618,254
Johnson & Johnson◊	190,350	10,811,880
Medtronic, Inc. ◊	509,987	17,793,446
Pfizer, Inc. ◊	564,160	8,462,400
Schering-Plough Corp.	344,140	8,644,797
UnitedHealth Group, Inc. ◊	388,690	9,709,476
		85,749,459

Industrial — 12.4%
Avery Dennison Corp. ◊	191,960	4,929,533
Dover Corp. ◊	272,765	9,025,794
Fluor Corp. ◊	106,550	5,464,950
Illinois Tool Works, Inc. ◊	250,745	9,362,818
Parker Hannifin Corp. ◊	220,345	9,466,021
Southwest Airlines Co.	750,370	5,049,990
United Technologies Corp. ◊	279,770	14,536,849
		57,835,955

Information Technology — 11.1%
Alliance Data Systems Corp.* ◊	148,545	6,118,569
Cisco Systems*	490,675	9,146,182
Dell, Inc.* ◊	543,900	7,467,747
KLA-Tencor Corp. ◊	303,040	7,651,760
Microsoft Corp. ◊	534,945	12,715,642
Texas Instruments, Inc. ◊	408,850	8,708,505
		51,808,405

Utilities — 2.5%
Dominion Resources, Inc.	344,260	11,505,169

Total Common Stocks		$423,286,775
Registered Investment Companies — 35.6%
JPMorgan Prime Money
Market Fund††	123,537,669	$123,537,669
JPMorgan U.S. Government
Money Market Fund	42,069,971	42,069,971
Total Registered
Investment Companies		$165,607,640

Total Investment Securities — 126.5%
(Cost $636,369,242)**		$588,894,415

Liabilities In Excess
Of Other Assets — (26.5)%		(123,328,339)

Net Assets — 100.0%		$465,566,076

*	Non-income producing security.

**	Represents cost for financial reporting purposes.

◊	All or a portion of the security is on loan. The total market value of the securities on loan, as of June 30, 2009, was $119,634,757.

††	The entire security represents collateral for securities loaned as of June 30, 2009.

See accompanying Notes to Financial Statements.

Page 10	Diamond Hill Funds Semi-Annual Report June 30, 2009

Diamond Hill Large Cap Fund
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

		Market
	Shares	Value
Total Investment Securities — 126.5%
(Cost $636,369,242)**		$588,894,415

Liabilities In Excess
Of Other Assets — (26.5)%		(123,328,339)

Net Assets — 100.0%		$465,566,076

*	Non-income producing security.

**	Represents cost for financial reporting purposes.

◊	All or a portion of the security is on loan. The total market value of the securities on loan, as of June 30, 2009, was $119,634,757.

††	The entire security represents collateral for securities loaned as of June 30, 2009.

See accompanying Notes to Financial Statements.

Diamond Hill Select Fund
Schedule of Investments
June 30, 2009 (Unaudited)

		Market
	Shares	Value
Common Stocks — 89.4%
Consumer Discretionary — 3.8%
Hanesbrands, Inc.* ◊	18,161	$272,597
McDonald’s Corp.	6,155	353,851
		626,448

Consumer Staples — 13.1%
ConAgra Foods, Inc.	28,643	545,935
General Mills, Inc.	6,250	350,125
PepsiCo, Inc.	5,090	279,746
Procter & Gamble Co., The	9,765	498,992
Sysco Corp.	21,235	477,363
		2,152,161

Energy — 15.2%
Anadarko Petroleum Corp.	10,210	463,432
Apache Corp.	8,185	590,548
Cimarex Energy Co. ◊	5,725	162,247
Devon Energy Corp.	11,035	601,407
Occidental Petroleum Corp.	7,915	520,886
Southwestern Energy Co.*	4,115	159,868
		2,498,388

Financial — 9.8%
American Express Co.	9,645	224,150
SunTrust Banks, Inc.	17,650	290,343
Travelers Companies, Inc., The	11,105	455,749
U.S. Bancorp	16,550	296,576
Wells Fargo & Co.	14,040	340,610
		1,607,428

Health Care — 20.0%
Abbott Laboratories	11,230	528,259
Baxter International, Inc.	7,235	383,166
Cardinal Health, Inc.	13,800	421,590
Johnson & Johnson	6,120	347,616
Medtronic, Inc.	14,806	516,581
Pfizer, Inc.	23,545	353,175
Schering-Plough Corp.	14,360	360,723
UnitedHealth Group, Inc.	14,682	366,756
		3,277,866

Diamond Hill Funds Semi-Annual Report June 30, 2009	Page 11

Diamond Hill Select Fund
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

		Market
	Shares	Value
Industrial — 13.4%
AirTran Holdings, Inc.* ◊	10,600	$65,614
Dover Corp. ◊	15,430	510,579
Illinois Tool Works, Inc.	15,073	562,826
Parker Hannifin Corp. ◊	5,550	238,428
Trinity Industries, Inc. ◊	10,795	147,028
United Technologies Corp.	13,055	678,337
		2,202,812

Information Technology — 11.4%
Alliance Data Systems Corp.* ◊	6,040	248,788
Cisco Systems*	22,190	413,622
KLA-Tencor Corp.	12,340	311,585
Microsoft Corp.	25,985	617,663
Verigy Ltd.*	22,955	279,362
		1,871,020

Utilities — 2.7%
Dominion Resources, Inc.	13,100	437,802

Total Common Stocks		$14,673,925
Registered Investment Companies — 17.3%
JPMorgan Prime Money
Market Fund††	1,097,946	$1,097,946
JPMorgan U.S. Government
Money Market Fund	1,733,984	1,733,984
Total Registered
Investment Companies		$2,831,930

Total Investment Securities — 106.7%
(Cost $17,252,502)**		$17,505,855

Liabilities In Excess
Of Other Assets — (6.7)%		(1,105,860)

Net Assets — 100.0%		$16,399,995

*	Non-income producing security.

**	Represents cost for financial reporting purposes.

◊	All or a portion of the security is on loan. The total market value of the securities on loan, as of June 30, 2009, was $1,059,187.

††	The entire security represents collateral for securities loaned as of June 30, 2009.

See accompanying Notes to Financial Statements.

Diamond Hill Long-Short Fund
Schedule of Investments
June 30, 2009 (Unaudited)

		Market
	Shares	Value
Common Stocks — 86.0%
Consumer Discretionary — 4.2%
Acco Brands Corp.* ◊†	862,449	$2,432,106
Black & Decker Corp., The◊†	523,045	14,990,470
Hanesbrands, Inc.* ◊†	1,029,786	15,457,088
McDonald’s Corp. †	688,369	39,574,334
		72,453,998

Consumer Staples — 11.3%
ConAgra Foods, Inc. †	1,978,570	37,711,544
General Mills, Inc. †	712,656	39,922,989
PepsiCo, Inc. ◊	738,140	40,568,174
Procter & Gamble Co., The	1,003,195	51,263,266
Sysco Corp. †	1,183,457	26,604,113
		196,070,086

Energy — 18.9%
Anadarko Petroleum Corp. †	1,367,135	62,054,258
Apache Corp. †	918,431	66,264,796
Cimarex Energy Co. ◊	589,480	16,705,863
Devon Energy Corp. ◊†	968,315	52,773,168
Occidental Petroleum Corp. †	1,156,785	76,128,020
Transocean, Ltd.*	203,766	15,137,776
XTO Energy, Inc. †	956,857	36,494,526
		325,558,407

Financial — 8.0%
American Express Co.	1,058,050	24,589,082
SunTrust Banks, Inc. ◊	1,787,655	29,406,925
Travelers Companies, Inc., The◊	855,830	35,123,263
U.S. Bancorp◊†	817,137	14,643,095
Wells Fargo & Co. ◊	762,760	18,504,558
XL Capital, Class A	1,362,892	15,618,742
		137,885,665

Health Care — 18.0%
Abbott Laboratories†	1,183,475	55,670,664
Baxter International, Inc.	572,255	30,306,625
Cardinal Health, Inc. †	835,510	25,524,831
Johnson & Johnson◊†	612,185	34,772,108
Medtronic, Inc. †	1,590,052	55,476,914
Pfizer, Inc.	2,249,135	33,737,025
Schering-Plough Corp. †	1,366,025	34,314,548
UnitedHealth Group, Inc. †	1,632,145	40,770,982
		310,573,697

Page 12	Diamond Hill Funds Semi-Annual Report June 30, 2009

Diamond Hill Long-Short Fund
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

		Market
	Shares	Value
Industrial — 12.2%
AirTran Holdings, Inc.* †	531,471	3,289,805
Avery Dennison Corp. ◊	732,754	18,817,123
Dover Corp. †	1,056,055	34,944,860
Fluor Corp. ◊†	420,275	21,555,905
Illinois Tool Works, Inc. †	895,960	33,455,146
Parker Hannifin Corp. ◊	717,775	30,835,614
Trinity Industries, Inc. ◊†	862,194	11,743,082
United Technologies Corp. †	1,085,615	56,408,556
		211,050,091

Information Technology — 10.8%
Alliance Data Systems Corp.* ◊	549,585	22,637,406
Cisco Systems, Inc.*	1,895,325	35,328,858
Dell, Inc.*	2,092,290	28,727,142
KLA-Tencor Corp. ◊	1,209,845	30,548,586
Microsoft Corp. ◊†	1,843,935	43,830,335
Texas Instruments, Inc. ◊	1,230,730	26,214,549
		187,286,876

Utilities — 2.6%
Dominion Resources, Inc. ◊	1,353,830	45,244,999

Total Common Stocks		$1,486,123,819

Registered Investment Companies — 22.6%
JPMorgan 100% U.S. Treasury
Securities Money Market Fund	89,460,300	$89,460,300
JPMorgan Prime Money
Market Fund††	139,782,977	139,782,977
JPMorgan U.S. Government
Money Market Fund	161,448,536	161,448,536
Total Registered
Investment Companies		$390,691,813

Total Investment Securities — 108.6%
(Cost $2,026,356,751)**		$1,876,815,632

Segregated Cash
With Brokers — 36.0%		622,583,231

Securities Sold Short—(36.2)%
(Proceeds $644,711,506)		(625,234,072)

Liabilities In Excess
Of Other Assets — (8.4)%		(145,585,607)

Net Assets — 100.0%		$1,728,579,184
*	Non-income producing security.

**	Represents cost for financial reporting purposes.

◊	All or a portion of the security is on loan. The total market value of the securities on loan, as of June 30, 2009 was $135,820,774.

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short aggregating a total market value of $646,658,299.

††	The entire security represents collateral for securities loaned as of June 30, 2009.

See accompanying Notes to Financial Statements.

Diamond Hill Funds Semi-Annual Report June 30, 2009	Page 13

Diamond Hill Long-Short Fund
Schedule of Securities Sold Short
June 30, 2009 (Unaudited)

		Market
	Shares	Value
Common Stocks — 87.8%
Consumer Discretionary — 40.3%
Amazon.com, Inc.*	162,070	$13,558,776
Career Education Corp.*	1,753,620	43,647,602
CarMax, Inc.*	527,598	7,755,691
Chipotle Mexican Grill, Inc.*	84,240	6,739,200
Corinthian Colleges, Inc.*	627,705	10,627,046
Gap, Inc., The	444,035	7,282,174
Gymboree Corp., The*	484,185	17,178,884
J.C. Penny Company, Inc.	243,990	7,004,953
Macy's, Inc.	617,210	7,258,390
Marvel Entertainment, Inc.*	833,650	29,669,603
MGM MIRAGE*	2,800,810	17,897,176
NetFlix, Inc.*	143,265	5,922,574
Nordstrom, Inc.	330,275	6,569,169
Regal Entertainment Group	1,544,276	20,523,428
Royal Caribbean Cruises, Ltd.	1,179,190	15,966,233
Sally Beauty Holdings, Inc.*	1,521,610	9,677,440
Tractor Supply Co.*	598,128	24,714,649
		251,992,988

Consumer Staples — 12.9%
BJ's Wholesale Club, Inc.*	220,587	7,109,519
Colgate-Palmolive Co.	395,646	27,987,998
Dean Foods Co.*	923,048	17,713,292
Kraft Foods, Inc.	1,088,860	27,591,712
		80,402,521

Financial — 1.3%
Prosperity Bancshares, Inc.	287,385	8,572,694

Health Care — 17.0%
Covance*	342,575	16,854,690
Laboratory Corp. of
America Holdings*	598,488	40,571,502
Omnicare, Inc.	1,258,521	32,419,501
Quest Diagnostics, Inc.	289,850	16,356,235
		106,201,928

Industrial — 4.1%
Boeing Co., The	417,160	17,729,300
Old Dominion Freight Line, Inc.*	233,115	7,825,671
		25,554,971

Information Technology — 2.5%
Akamai Technologies, Inc.*	627,195	$12,029,600
Salesforce.com, Inc.*	94,930	3,623,477
		15,653,077

Materials — 7.5%
Dow Chemical Co.	2,904,235	46,874,353

Utilities — 2.2%
Sprint Nextel Corp.*	2,798,055	13,458,645

Total Common Stocks Sold Short		$548,711,177

Exchange Traded Funds — 12.2%
iShares Russell 2000 Index Fund	793,250	40,424,020
SPDR S&P Retail ETF	1,296,655	36,098,875

Total Exchange Traded
Funds Sold Short		$76,522,895

Total Securities Sold Short
(Proceeds $644,711,506)		$625,234,072

*	Non-dividend expense producing security.

See accompanying Notes to Financial Statements.

Page 14	Diamond Hill Funds Semi-Annual Report June 30, 2009

Diamond Hill Financial Long-Short Fund
Schedule of Investments
June 30, 2009 (Unaudited)

		Market
	Shares	Value
Preferred Stocks — 16.1%
Financial — 12.4%
Citizens Funding Trust I, 7.50%	6,340	$69,740
Countrywide Capital V, 7.00%†	19,550	333,523
Huntington Bancshares, 8.50%◊	423	317,250
National City Capital Trust IV, 8.00%◊	15,310	339,882
Regions Financing Trust III, 8.88%	2,411	47,931
		1,108,326

Real Estate Investment Trust — 3.7%
iStar Financial, Inc., Series F	1,359	9,662
LaSalle Hotel Properties, Series B	203	3,999
LaSalle Hotel Properties, Series E	1,557	27,345
Mid-America Apartment
Communities, Inc.†	2,926	107,413
Wachovia Preferred Funding	10,375	187,373
		335,792

Total Preferred Stocks		$1,444,118

Common Stocks — 75.5%
Finance - Banks & Thrifts — 37.2%
Bank of New York Mellon Corp. †	9,429	276,364
City National Corp. †	3,295	121,355
Comerica, Inc. †	4,440	93,906
Fifth Third Bancorp	19,185	136,214
First State Bancorp†	13,280	25,630
Huntington Bancshares, Inc. ◊†	29,825	124,669
JPMorgan Chase & Co.	16,765	571,853
PNC Financial Services Group, Inc. †	6,935	269,147
Prudential Financial, Inc.	5,975	222,390
South Financial Group, Inc., The	77,100	91,749
SunTrust Banks, Inc.	23,740	390,523
Synovus Financial Corp. †	10,922	32,657
Taylor Capital Group, Inc◊†	1,220	8,357
U.S. Bancorp†	21,125	378,560
Wells Fargo & Co. †	23,960	581,269
		3,324,643

Finance - Broker Dealer — 4.2%
Affiliated Managers Group, Inc.* ◊	2,930	$170,497
Morgan Stanley†	3,935	112,187
State Street Corp.	2,040	96,288
		378,972

Financial - Diversified — 3.8%
Leucadia National Corp.*	3,155	66,539
Marsh & McLennan Co's., Inc.	9,875	198,784
Paychex, Inc. ◊	3,145	79,254
		344,577

Financial Specialties — 4.8%
American Express Co.	12,060	280,274
Discover Financial Services†	15,000	154,050
		434,324

Insurance — 23.0%
Allstate Corp. †	12,500	305,000
Assurant, Inc. †	12,135	292,332
Assured Guaranty Ltd. ◊	24,580	304,300
Hanover Insurance Group, Inc. ◊†	5,375	204,841
Hartford Financial
Services Group, Inc., The◊	4,600	54,602
Old Republic International Corp. ◊	23,650	232,953
Travelers Companies, Inc., The	9,195	377,363
United Fire & Casualty Co. †	3,987	68,377
XL Capital Ltd. - Class A	19,028	218,061
		2,057,829

Real Estate Investment Trust — 2.5%
Redwood Trust, Inc. ◊	15,070	222,433

Total Common Stocks		$6,762,778

Registered Investment Companies — 22.3%
JPMorgan Prime Money
Market Fund††	1,757,257	$1,757,257
JPMorgan U.S. Government
Money Market Fund	239,845	239,845
Total Registered
Investment Companies		$1,997,102

Diamond Hill Funds Semi-Annual Report June 30, 2009	Page 15

Diamond Hill Financial Long-Short Fund
Schedule of Investments
June 30, 2009 (Unaudited)

		Market
	Par Value	Value
Corporate Bonds — 2.2%
Financial — 2.2%
First Horizon National,
4.50%, 5/15/13	250,000	$199,313

Total Investment Securities — 116.1%
(Cost $10,403,836)**		$10,403,311

Segregated Cash With Brokers — 7.2%		647,746

Securities Sold Short—(7.9)%
(Proceeds $844,076)		(708,278)

Liabilities In Excess
Of Other Assets — (15.4)%		(1,378,036)

Net Assets — 100.0%		$8,964,743

*	Non-income producing security.

**	Represents cost for financial reporting purposes.

◊	All or a portion of the security is on loan. The total market value of the securities on loan, as of June 30, 2009, was $1,325,184.

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short aggregating a total market value of $2,610,568.

††	A portion of this security represents collateral for securities loaned. The total value of the collateral, as of June 30, 2009, was $1,356,515.

See accompanying Notes to Financial Statements.
Diamond Hill Financial Long-Short Fund
Schedule of Securities Sold Short
June 30, 2009 (Unaudited)

		Market
	Shares	Value
Common Stocks — 100.0%
Finance - Banks & Thrifts — 90.3%
First Financial Bankshares, Inc.	2,825	$142,267
Glacier Bancorp, Inc.	7,875	116,314
Home Bancshares, Inc.	6,410	122,046
Peoples Bancorp, Inc.	5,130	87,466
Prosperity Bancshares, Inc.	2,745	81,884
WesBanco, Inc.	6,150	89,421
		639,398

Finance - Broker Dealer — 9.7%
KBW, Inc.*	2,395	68,880

Total Securities Sold Short
(Proceeds $844,076)		$708,278

*	Non-dividend expense producing security

See accompanying Notes to Financial Statements.

Page 16	Diamond Hill Funds Semi-Annual Report June 30, 2009

Diamond Hill Strategic Income Fund
Schedule of Investments
June 30, 2009 (Unaudited)

	Shares/	Market
	Par Value	Value
Common Stocks — 0.3%
Real Estate Investment Trust — 0.3%
iStar Financial, Inc. ◊	94,500	$268,380

Collateralized Debt Obligations — 0.5%
Alesco Preferred Funding III†	724,100	83,800
Alesco Preferred Funding IV†	337	4,014
Alesco Preferred Funding V†	80	1,002
Alesco Preferred Funding VI†	621,631	114,100
Alesco Preferred Funding VI
Series E†	336,608	61,475
Fort Sheridan, Ltd.†	489,231	95,292
Taberna Preferred Funding, Ltd. †	1,008,118	176,351
Total Collateralized
Debt Obligations		$536,034

Preferred Stocks — 8.5%
Countrywide Capital V, 7.00%	114,600	1,955,076
Eagle Hospitality Properties
Trust, Inc., 8.25%, Series A - REIT	21,007	3,151
Innkeepers USA Trust	93,250	46,625
iStar Financial, 7.80%, Series F	138,500	984,735
National City Capital IV, 8.00%◊	70,300	1,560,660
Wachovia Preferred Funding - REIT	153,815	2,777,899
XL Capital Ltd., 10.75%	88,000	1,716,000
Total Preferred Stocks		$9,044,146
Registered Investment Companies — 4.6%
JPMorgan Prime Money
Market Fund††	3,261,549	3,261,549
JPMorgan U.S. Government
Money Market Fund	1,636,053	1,636,053
Total Registered
Investment Companies		$4,897,602

		Market
	Par Value	Value
Corporate Bonds — 86.5%
Consumer Discretionary — 11.4%
Expedia, Inc., 8.50%, 7/1/16^	$4,500,000	$4,320,000
Fortune Brands, 4.875%, 12/1/13◊	3,475,000	3,382,979
Hansebrands, Inc.,
4.59%, 12/15/14∆	3,505,000	2,821,525
Historic Time Warner, Inc.,
8.05%, 1/15/16	1,600,000	1,609,494
		12,133,998

Energy — 10.1%
Centerpoint Energy, Inc.,
5.95%, 2/1/17	2,525,000	2,206,360
Cimarex Energy, 7.125%, 5/1/17	1,650,000	1,452,000
Energy Transfer Partners,
5.95%, 2/1/15	1,700,000	1,712,786
Enterprise Products
Operation, 9.75%, 1/31/14	1,450,000	1,666,788
Kaneb Pipeline, 7.75%, 2/15/12	1,700,000	1,694,781
Pacific Energy Partners,
7.125%, 6/15/14	2,000,000	2,047,872
		10,780,587

Finance — 41.2%
American Express,
7.00%, 3/19/18	2,000,000	1,942,076
AmSouth Bank NA,
5.20%, 4/1/15	2,000,000	1,604,994
CNA Financial Corp.,
6.50%, 8/15/16	1,465,000	1,187,117
Fifth Third Bank, 4.75%, 2/1/15	2,473,000	2,088,624
First Horizon National
Corp., 4.50%, 05/15/13	1,400,000	1,116,149
First Tennessee Bank,
4.63%, 5/15/13	1,795,000	1,447,628
First Tennessee Bank,
5.05%, 1/15/15	1,150,000	890,611
First Tennessee Bank,
5.65%, 4/1/16	400,000	299,734
Goldman Sachs Group, Inc.,
6.60%, 1/15/12◊	1,300,000	1,384,143
Hartford Financial Services
Group, 6.30%, 3/15/18	4,900,000	3,984,549

Diamond Hill Funds Semi-Annual Report June 30, 2009	Page 17

Diamond Hill Strategic Income Fund
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

		Market
	Par Value	Value

Finance — 41.2% continued
Huntington National Bank,
6.60%, 6/15/18	4,525,000	$3,262,398
Key Bank, 5.80%, 7/1/14◊	2,000,000	1,855,896
Key Bank, 7.413%, 5/6/15	1,125,000	1,008,471
Marsh & McLennan Co.'s, Inc.,
5.75%, 9/15/15◊	3,000,000	2,858,187
National City Bank of
Kentucky, 6.30%, 2/15/11	3,267,000	3,306,246
National City Bank,
6.20%, 12/15/11	773,000	794,413
Nuveen Investments, Inc.,
10.50%, 11/15/15^	3,000,000	2,070,000
OneBeacon U.S. Holdings,
5.88%, 5/15/13	2,800,000	2,637,566
Prudential Financial, Inc.,
5.10%, 9/20/14	2,720,000	2,569,913
Prudential Financial, Inc.,
6.10%, 6/15/17	2,000,000	1,902,700
Transatlantic Holdings,
5.75%, 12/14/15	3,800,000	3,139,849
Wachovia Corp., 5.75%, 6/15/17	1,635,000	1,613,024
Wilmington Trust Corp.,
8.50%, 4/2/18	1,000,000	942,960
		43,907,248

Industrial — 23.8%
BE Aerospace, Inc., 8.50%, 7/1/18◊	3,300,000	3,110,250
Fisher Scientific
International, Inc., 6.75%, 8/15/14	3,350,000	3,442,882
Freeport McMoRan Copper
& Gold, Inc., 8.25%, 4/1/15	5,050,000	5,100,500
KLA Instruments Corp.,
6.90%, 5/1/18	4,425,000	3,978,402
Martin Marietta Materials,
6.60%, 4/15/18	2,500,000	2,376,840
National Semiconductor,
6.60%, 6/15/17	4,475,000	3,913,974
Trinity Industries, Inc.,
6.50%, 3/15/14	3,870,000	3,366,900
		25,289,748

Utilities — 0.0%
International Telephone,
7.50%, 7/1/11	40,000	$40,094
Total Corporate Bonds		$92,151,675

Total Investment Securities — 100.4%
(Cost $116,197,547)**		$106,897,837

Liabilities In Excess
Of Other Assets — (0.4)%		(473,058)

Net Assets — 100.0%		$106,424,779

**	Represents cost for financial reporting purposes.

◊	All or a portion of the security is on loan. The total market value of the securities on loan, as of June 30, 2009, was $2,743,971.

∆
Variable notes earn interest at a coupon rate which fluctuates at specified intervals, usually daily, monthly or semi-annually.  The rates shown in the Schedule of Investments are the coupon rates in effect at June 30, 2009.

†	Restricted and illiquid securities valued at fair value and not registered under the Securities Act of 1933:

	Acquisition Date	Current Cost	Value	Value as a % of Net Assets
Alesco Preferred Funding III	March-05	$724,100	$83,800	0.1%
Alesco Preferred Funding IV	May-04	337,338	4,014	0.0%
Alesco Preferred Funding V	October-04	80,180	1,002	0.0%
Alesco Preferred Funding VI	December-04	621,631	114,100	0.1%
Alesco Preferred Funding VI Series E	March-05	336,608	61,475	0.0%
Fort Sheridan, LTD	March-05	489,065	95,292	0.1%
Taberna Preferred Funding, LTD	March-05	1,010,811	176,351	0.2%
		$3,599,733	$536,034	0.5%

††	The entire security represents collateral for securities loaned as of June 30, 2009.

^
Restricted securities not registered under the Securities Act of 1933.  Acquisition date and current cost: Nuveen Investments, Inc., 10.50%, 11/15/15 – 1/08, $2,915,000 and Expedia, Inc., 8.50%, 7/1/16, $2,814,375.  At June 30, 2009, these securities had a market value of $2,070,000 and $4,320,000, respectively, representing 1.9% and 4.1% of net assets, respectively.

REIT – Real Estate Investment Trust

See accompanying Notes to Financial Statements.

Page 18	Diamond Hill Funds Semi-Annual Report June 30, 2009

Diamond Hill Funds
Tabular Presentation of Schedule of Investments
June 30, 2009 (Unaudited)

The illustrations below provide each Fund's sector allocation.  We hope it will be useful to shareholders as it summarizes key information about each Fund's investments.

Small Cap Fund
% of
Sector Allocation	Net Assets
Common Stock:
Consumer Discretionary	10%
Consumer Staples	7%
Energy	13%
Financial	17%
Health Care	8%
Industrial	12%
Information Technology	8%
Utilities	5%
Preferred Stock	1%
Cash and Cash Equivalents	19%
100%

Small-Mid Cap Fund
% of
Sector Allocation	Net Assets
Consumer Discretionary	9%
Consumer Staples	10%
Energy	15%
Financial	17%
Health Care	5%
Industrial	16%
Information Technology	8%
Utilities	7%
Cash and Cash Equivalents	13%
100%

Large Cap Fund
% of
Sector Allocation	Net Assets
Consumer Discretionary	3%
Consumer Staples	13%
Energy	20%
Financial	10%
Health Care	18%
Industrial	12%
Information Technology	11%
Utilities	3%
Cash and Cash Equivalents	10%
100%

Select Fund
% of
Sector Allocation	Net Assets
Consumer Discretionary	4%
Consumer Staples	13%
Energy	15%
Financial	10%
Health Care	20%
Industrial	13%
Information Technology	11%
Utilities	3%
Cash and Cash Equivalents	11%
100%

Long-Short Fund
	% of Long	% of Net
Sector Allocation	Portfolio	Assets
Long Portfolio
Consumer Discretionary	4%	4%
Consumer Staples	11%	11%
Energy	17%	19%
Financial	7%	8%
Health Care	17%	18%
Industrial	11%	12%
Information Technology	10%	11%
Utilities	2%	3%
Cash & Cash Equivalents	21%	14%
	100%

	% of Short	% of Net
Sector Allocation	Portfolio	Assets
Short Portfolio
Consumer Discretionary	40%	-15%
Consumer Staples	13%	-5%
Finance	1%	0%
Health Care	17%	-6%
Industrial	4%	-1%
Information Technology	3%	-1%
Materials	8%	-3%
Utilities	2%	-1%
Exchange Traded Funds	12%	-4%
	100%
Other
Segregated Cash with Brokers		36%
		100%

Diamond Hill Funds Semi-Annual Report June 30, 2009	Page 19

Diamond Hill Funds
Tabular Presentation of Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

Financial Long-Short Fund

	% of Long	% of Net
Sector Allocation	Portfolio	Assets
Long Portfolio
Common Stocks:
Finance - Banks & Thrifts	32%	37%
Finance - Broker Dealer	4%	4%
Finance - Diversified	3%	4%
Finance - Specialties	4%	5%
Insurance	20%	23%
REIT	2%	3%
Cash & Cash Equivalents	19%	7%
Preferred Stocks:
Finance	11%	12%
Real Estate Investment Trust	3%	4%
Corporate Bonds	2%	2%
	100%

	% of Short	% of Net
Sector Allocation	Portfolio	Assets
Short Portfolio
Commons Stocks:
Finance - Banks & Thrifts	90%	-7%
Finance - Broker Dealer	10%	-1%
	100%
Other
Segregated Cash with Brokers		7%
		100%

Strategic Income Fund

% of
Sector Allocation	Net Assets
REIT Common Stock	0%
Trust Preferred Stock	9%
Collateralized Debt Obligations	1%
Corporate Bonds - Maturing > 2 Years	83%
Corporate Bonds - Maturing or
Likely to Be Called < 2 Years	3%
Cash and Cash Equivalents	4%
100%

Page 20	Diamond Hill Funds Semi-Annual Report June 30, 2009

Diamond Hill Funds
Statements of Assets & Liabilities
June 30, 2009 (Unaudited)

		Small-Mid
	Small Cap	Cap	Large Cap	Select
	Fund	Fund	Fund	Fund
Assets
Investment securities, at cost	$545,619,101	$33,270,271	$636,369,242	$17,252,502
Investment securities, at market value - including $73,195,869; $4,412,453; $119,634,757; and $1,059,187 of securities loaned for the Small Cap Fund, the Small-Mid Cap Fund, the Large Cap Fund and the Select Fund, respectively.	$506,540,137	$32,645,753	$588,894,415	$17,505,855
Receivable for fund shares issued	678,227	11,004	726,698	-
Receivable for dividends and interest	303,340	18,151	566,292	19,074
Total Assets	507,521,704	32,674,908	590,187,405	17,524,929

Liabilities
Return of collateral for securities on loan	75,811,300	4,565,353	123,537,669	1,097,946
Payable for securities purchased	2,165,060	-	-	-
Payable for fund shares redeemed	753,197	452,808	541,970	5,000
Payable to Investment Adviser	285,053	17,604	232,045	9,492
Payable to Administrator	104,238	4,791	97,743	3,017
Accrued distribution and service fees	251,927	11,580	211,902	9,479
Total Liabilities	79,370,775	5,052,136	124,621,329	1,124,934

Net Assets	$428,150,929	$27,622,772	$465,566,076	$16,399,995

Components of Net Assets
Paid-in capital	$517,615,102	$34,325,733	$605,656,920	$20,305,801
Accumulated net investment income	89,605	67,015	2,562,531	79,080
Accumulated net realized losses
from investment transactions	(50,474,814)	(6,145,458)	(95,178,548)	(4,238,239)
Net unrealized appreciation (depreciation)
on investments	(39,078,964)	(624,518)	(47,474,827)	253,353
Net Assets	$428,150,929	$27,622,772	$465,566,076	$16,399,995

Pricing of Class A Shares
Net assets attributable to Class A shares	$345,867,213	$7,228,016	$269,536,497	$4,508,624
Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	19,993,367	901,013	24,806,788	631,237
Net asset value and redemption price per share	$17.30	$8.02	$10.87	$7.14
Maximum offering price per share	$18.21	$8.44	$11.44	$7.52

Pricing of Class C Shares
Net assets attributable to Class C shares	$18,017,567	$2,979,558	$20,765,707	$2,842,143
Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	1,099,132	378,201	1,970,159	399,982
Net asset value, offering price and
redemption price per share (A)	$16.39	$7.88	$10.54	$7.11

Pricing of Class I Shares
Net assets attributable to Class I shares	$64,266,149	$17,415,198	$175,263,872	$9,049,228
Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	3,703,879	2,168,887	16,069,948	1,270,030
Net asset value, offering price and
redemption price per share	$17.35	$8.03	$10.91	$7.13
(A) Redemption price per share varies based upon holding period.

See accompanying Notes to Financial Statements.

Diamond Hill Funds Semi-Annual Report June 30, 2009	Page 21

Diamond Hill Funds
Statements of Assets & Liabilities
June 30, 2009 (Unaudited)

		Financial	Strategic
	Long-Short	Long-Short	Income
	Fund	Fund	Fund
Assets
Investment securities, at cost	$2,026,356,751	$10,403,836	$116,197,547
Investment securities, at market value - including $135,820,774,
$1,325,184 and $2,743,971 of securities loaned for the
Long-Short Fund, the Financial Long-Short Fund and the
Strategic Income Fund, respectively	$1,876,815,632	$10,403,311	$106,897,837
Cash	152,907	-	-
Deposits with brokers for securities sold short	622,583,231	647,746	-
Receivable for securities sold	443,110	68,415	1,135,224
Receivable for fund shares issued	4,320,347	24,710	3,522,923
Receivable for dividends and interest	1,686,691	21,741	1,592,358
Total Assets	2,506,001,918	11,165,923	113,148,342

Liabilities
Return of collateral for securities on loan	139,782,977	1,356,515	3,261,549
Securities sold short, at value (proceeds $644,711,506 for the
Long-Short Fund and $844,076 for the Financial Long-Short Fund)	625,234,072	708,278	-
Dividends payable	-	-	308
Payable for securities purchased	-	89,548	3,176,625
Payable for dividends on securities sold short	896,241	3,389	-
Payable for fund shares redeemed	8,588,212	27,053	173,128
Payable to Investment Adviser	1,333,967	7,682	41,438
Payable to Administrator	371,346	1,075	15,409
Accrued distribution and service fees	1,215,919	7,640	55,106
Total Liabilities	777,422,734	2,201,180	6,723,563

Net Assets	$1,728,579,184	$8,964,743	$106,424,779

Components of Net Assets
Paid-in capital	$2,370,931,030	$25,194,458	$142,340,859
Accumulated net investment income	1,991,502	103,841	1,855,015
Accumulated net realized losses
from investment transactions	(514,279,663)	(16,468,829)	(28,471,385)
Net unrealized appreciation (depreciation)
on investments	(130,063,685)	135,273	(9,299,710)
Net Assets	$1,728,579,184	$8,964,743	$106,424,779

Pricing of Class A Shares
Net assets attributable to Class A shares	$889,947,436	$7,055,465	$33,943,640
Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	62,558,649	828,083	3,730,133
Net asset value and redemption price per share	$14.23	$8.52	$9.10
Maximum offering price per share	$14.98	$8.97	$9.43

Pricing of Class C Shares
Net assets attributable to Class C shares	$251,267,756	$1,396,127	$15,815,966
Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	18,465,785	171,696	1,738,812
Net asset value, offering price and
redemption price per share (A)	$13.61	$8.13	$9.10

Pricing of Class I Shares
Net assets attributable to Class I shares	$587,363,992	$513,151	$56,665,173
Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	41,094,655	60,449	6,238,654
Net asset value, offering price and
redemption price per share	$14.29	$8.49	$9.08

(A)  Redemption price per share varies based upon holding period.

See accompanying Notes to Financial Statements.

Page 22	Diamond Hill Funds Semi-Annual Report June 30, 2009

Diamond Hill Funds
Statements of Operations
For the six months ended June 30, 2009 (Unaudited)

		Small-Mid
	Small Cap	Cap	Large Cap	Select
	Fund	Fund	Fund	Fund
Investment Income
Dividends	$2,184,408	$183,759	$4,628,695	$161,854
Securities lending income	308,972	21,769	117,437	4,718
Total Investment Income	2,493,380	205,528	4,746,132	166,572

Expenses
Investment advisory fees	1,463,044	91,966	1,234,077	50,761
Administration fees	547,930	28,988	552,177	17,793
Distribution fees - Class A	380,469	8,402	302,360	4,657
Distribution and service fees - Class C	78,101	13,167	94,987	14,281
Net Expenses	2,469,544	142,523	2,183,601	87,492

Net Investment Income	23,836	63,005	2,562,531	79,080

Realized and Unrealized Gains (Losses) on Investments
Net realized losses from security transactions	(42,854,082)	(2,485,722)	(51,301,228)	(2,126,277)
Net change in unrealized appreciation/depreciation on investments	61,862,604	5,125,146	64,933,312	2,781,448
Net Realized and Unrealized Gains on Investments	19,008,522	2,639,424	13,632,084	655,171

Net Change in Net Assets from Operations	$19,032,358	$2,702,429	$16,194,615	$734,251

		Financial	Strategic
	Long-Short	Long-Short	Income
	Fund	Fund	Fund
Investment Income
Dividends	$17,818,213	$161,656	$720,787
Interest	-	4,361	3,686,880
Securities lending income	284,754	2,076	22,123
Total Investment Income	18,102,967	168,093	4,429,790

Expenses
Investment advisory fees	8,137,268	40,225	234,209
Administration fees	2,456,873	12,379	115,083
Distribution fees - Class A	1,201,413	7,868	35,922
Distribution and service fees - Class C	1,256,155	6,254	72,428
Dividend expense on securities sold short	3,079,227	7,155	-
Net Expenses	16,130,936	73,881	457,642

Net Investment Income	1,972,031	94,212	3,972,148

Realized and Unrealized Gains (Losses) on Investments
Net realized losses from security transactions	(405,917,373)	(5,166,226)	(5,146,609)
Net realized gains on closed short positions	28,830,710	364,694	-
Net change in unrealized appreciation/depreciation on investments	401,361,218	4,614,866	14,091,885
Net Realized and Unrealized Gains (Losses) on Investments	24,274,555	(186,666)	8,945,276

Net Change in Net Assets from Operations	$26,246,586	$(92,454)	$12,917,424

See accompanying Notes to Financial Statements.

Diamond Hill Funds Semi-Annual Report June 30, 2009	Page 23

Diamond Hill Funds
Statements of Changes in Net Assets

	Small Cap Fund		Small-Mid Cap Fund		Large Cap Fund		Select Fund
	For the	For the	For the	For the	For the	For the	For the	For the
	Six Months	Year	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	June 30, 2009	December 31,	June 30, 2009	December 31,	June 30, 2009	December 31,	June 30, 2009	December 31,
	(Unaudited)	2008	(Unaudited)	2008	(Unaudited)	2008	(Unaudited)	2008
From Operations
Net investment income	$23,836	$2,763,134	$63,005	$365,117	$2,562,531	$6,013,969	$79,080	$166,536
Net realized losses from
security transactions	(42,854,082)	(2,308,521)	(2,485,722)	(3,617,835)	(51,301,228)	(43,718,442)	(2,126,277)	(2,536,054)
Net change in unrealized
appreciation/depreciation
on investments	61,862,604	(108,806,446)	5,125,146	(5,338,310)	64,933,312	(150,696,635)	2,781,448	(3,770,060)
Net Change in Net
Assets from Operations	19,032,358	(108,351,833)	2,702,429	(8,591,028)	16,194,615	(188,401,108)	734,251	(6,139,578)

Distributions to Shareholders
From net investment income:
Class A	-	(2,153,299)	-	(90,512)	-	(3,435,709)	-	(44,841)
Class C	-	-	-	(28,964)	-	(120,551)	-	-
Class I	-	(472,675)	-	(242,573)	-	(2,471,299)	-	(125,373)
From net realized gains on investments:
Class A	-	(470,895)	-	-	-	(2,287,749)	-	(160,947)
Class C	-	(28,872)	-	-	-	(193,041)	-	(109,395)
Class I	-	(62,512)	-	-	-	(1,298,518)	-	(297,972)
Decrease in Net Assets
from Distributions
to Shareholders	-	(3,188,253)	-	(362,049)	-	(9,806,867)	-	(738,528)

From Capital Transactions
Class A
Proceeds from shares sold	95,366,401	199,222,977	483,262	2,310,251	56,953,892	179,263,026	732,658	2,395,729
Reinvested distributions	-	2,222,464	-	85,434	-	5,511,832	-	187,573
Payments for shares redeemed	(74,593,710)	(116,445,848)	(1,411,939)	(2,328,114)	(50,798,830)	(113,001,942)	(411,367)	(3,389,294)
Net Increase (Decrease) in
Net Assets from Class A
Share Transactions	20,772,691	84,999,593	(928,677)	67,571	6,155,062	71,772,916	321,291	(805,992)

Class C
Proceeds from shares sold	2,195,829	5,572,858	175,014	2,009,995	2,152,341	12,575,146	93,003	696,065
Reinvested distributions	-	24,642	-	21,980	-	270,518	-	92,269
Payments for shares redeemed	(1,543,426)	(7,239,186)	(346,782)	(873,364)	(2,622,981)	(8,884,138)	(690,206)	(2,414,521)
Net Increase (Decrease) in
Net Assets from Class C
Share Transactions	652,403	(1,641,686)	(171,768)	1,158,611	(470,640)	3,961,526	(597,203)	(1,626,187)

Class I
Proceeds from shares sold	32,059,482	42,364,484	1,958,517	14,556,970	41,675,499	158,870,883	2,090,593	9,850,983
Reinvested distributions	-	423,505	-	229,598	-	3,036,004	-	347,993
Payments for shares redeemed	(8,955,011)	(22,610,538)	(1,229,271)	(13,183,348)	(14,748,598)	(43,503,585)	(1,033,700)	(4,424,728)
Net Increase in Net
Assets from Class I
Share Transactions	23,104,471	20,177,451	729,246	1,603,220	26,926,901	118,403,302	1,056,893	5,774,248

Total Increase (Decrease)
in Net Assets	63,561,923	(8,004,728)	2,331,230	(6,123,675)	48,805,938	(4,070,231)	1,515,232	(3,536,037)

Net Assets
Beginning of period	364,589,006	372,593,734	25,291,542	31,415,217	416,760,138	420,830,369	14,884,763	18,420,800
End of period	$428,150,929	$364,589,006	$27,622,772	$25,291,542	$465,566,076	$416,760,138	$16,399,995	$14,884,763

Accumulated Net
Investment Income	$89,605	$65,769	$67,015	$4,010	$2,562,531	$-	$79,080	$-

See accompanying Notes to Financial Statements.

Page 24	Diamond Hill Funds Semi-Annual Report June 30, 2009

Diamond Hill Funds
Statements of Changes in Net Assets

	Long-Short Fund		Financial Long-Short Fund		Strategic Income Fund
	For the	For the	For the	For the	For the	For the
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	June 30, 2009	December 31,	June 30, 2009	December 31,	June 30, 2009	December 31,
	(Unaudited)	2008	(Unaudited)	2008	(Unaudited)	2008
From Operations
Net investment income	$1,972,031	$22,360,236	$94,212	$488,502	$3,972,148	$8,940,503
Net realized losses from security transactions	(405,917,373)	(259,701,159)	(5,166,226)	(12,674,944)	(5,146,609)	(20,757,242)
Net realized gains on closed short positions	28,830,710	128,347,041	364,694	1,386,293	-	-
Net change in unrealized appreciation/
depreciation on investments	401,361,218	(621,467,656)	4,614,866	(1,364,981)	14,091,885	(8,353,873)
Net Change in Net Assets from Operations	26,246,586	(730,461,538)	(92,454)	(12,165,130)	12,917,424	(20,170,612)

Distributions to Shareholders
From net investment income:
Class A	-	(11,854,501)	-	(358,050)	(1,192,373)	(2,977,419)
Class C	-	(563,193)	-	(81,776)	(554,643)	(1,151,871)
Class I	-	(10,012,416)	-	(39,162)	(2,218,184)	(4,554,082)
From net realized gains on investments:
Class A	-	(5,059,819)	-	(5,583)	-	-
Class C	-	(1,333,024)	-	(1,377)	-	-
Class I	-	(2,974,052)	-	(510)	-	-
From return of capital:
Class A	-	-	-	-	-	(57,178)
Class C	-	-	-	-	-	(22,121)
Class I	-	-	-	-	-	(87,457)
Decrease in Net Assets from
Distributions to Shareholders	-	(31,797,005)	-	(486,458)	(3,965,200)	(8,850,128)

From Capital Transactions
Class A
Proceeds from shares sold	151,732,718	1,166,023,703	1,120,677	9,353,579	8,887,855	9,452,448
Reinvested distributions	-	15,279,830	-	330,275	890,014	2,486,233
Payments for shares redeemed	(383,901,468)	(614,489,097)	(1,812,246)	(19,720,237)	(9,766,360)	(24,744,018)
Net Increase (Decrease) in Net Assets from Class A Share Transactions	(232,168,750)	566,814,436	(691,569)	(10,036,383)	11,509	(12,805,337)

Class C
Proceeds from shares sold	14,136,931	154,843,092	198,759	1,622,586	1,908,355	4,746,092
Reinvested distributions	-	1,353,824	-	47,913	279,371	711,970
Payments for shares redeemed	(44,682,682)	(78,553,460)	(469,418)	(1,430,624)	(2,541,416)	(11,150,900)
Net Increase (Decrease) in Net Assets from Class C Share Transactions	(30,545,751)	77,643,456	(270,659)	239,875	(353,690)	(5,692,838)

Class I
Proceeds from shares sold	108,059,113	650,508,692	27,153	1,075,770	4,826,362	18,134,078
Reinvested distributions	-	9,295,398	-	32,342	1,780,441	3,635,796
Payments for shares redeemed	(189,724,187)	(264,368,176)	(178,865)	(1,836,714)	(4,975,122)	(27,345,985)
Net Increase (Decrease) in Net Assets from Class I Share Transactions	(81,665,074)	395,435,914	(151,712)	(728,602)	1,631,681	(5,576,111)

Total Increase (Decrease) in Net Assets	(318,132,989)	277,635,263	(1,206,394)	(23,176,698)	10,241,724	(53,095,026)

Net Assets
Beginning of period	2,046,712,173	1,769,076,910	10,171,137	33,347,835	96,183,055	149,278,081
End of period	$1,728,579,184	$2,046,712,173	$8,964,743	$10,171,137	$106,424,779	$96,183,055

Accumulated Net Investment Income	$1,991,502	$19,471	$103,841	$9,629	$1,855,015	$1,848,067

See accompanying Notes to Financial Statements.

Diamond Hill Funds Semi-Annual Report June 30, 2009	Page 25

Diamond Hill Funds
Schedule of Capital Share Transactions

	Small Cap Fund		Small-Mid Cap Fund		Large Cap Fund		Select Fund
	For the	For the	For the	For the	For the	For the	For the	For the
	Six Months	Year	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	June 30, 2009	December 31,	June 30, 2009	December 31,	June 30, 2009	December 31,	June 30, 2009	December 31,
	(Unaudited)	2008	(Unaudited)	2008	(Unaudited)	2008	(Unaudited)	2008
Shares
Class A Shares:
Issued	6,357,967	10,266,061	64,636	289,014	5,753,209	13,291,568	106,562	323,220
Reinvested	-	137,839	-	12,084	-	525,497	-	27,267
Redeemed	(5,047,399)	(5,717,870)	(204,910)	(264,232)	(5,274,278)	(8,542,167)	(66,273)	(404,382)
Net increase (decrease)
in shares outstanding	1,310,568	4,686,030	(140,274)	36,866	478,931	5,274,898	40,289	(53,895)
Shares outstanding,
beginning of period	18,682,799	13,996,769	1,041,287	1,004,421	24,327,857	19,052,959	590,948	644,843
Shares outstanding,
end of period	19,993,367	18,682,799	901,013	1,041,287	24,806,788	24,327,857	631,237	590,948
Class C Shares:
Issued	140,909	281,053	24,353	270,568	221,662	962,293	13,978	99,457
Reinvested	-	1,616	-	3,153	-	26,397	-	13,549
Redeemed	(109,821)	(388,155)	(54,310)	(95,115)	(277,768)	(672,715)	(110,323)	(271,176)
Net increase (decrease)
in shares outstanding	31,088	(105,486)	(29,957)	178,606	(56,106)	315,975	(96,345)	(158,170)
Shares outstanding,
beginning of period	1,068,044	1,173,530	408,158	229,552	2,026,265	1,710,290	496,327	654,497
Shares outstanding,
end of period	1,099,132	1,068,044	378,201	408,158	1,970,159	2,026,265	399,982	496,327
Class I Shares:
Issued	1,957,762	2,084,582	283,871	1,736,017	4,100,507	11,396,090	323,871	1,137,816
Reinvested	-	26,236	-	32,475	-	289,028	-	51,050
Redeemed	(608,888)	(1,176,261)	(158,323)	(1,485,008)	(1,511,418)	(3,369,905)	(162,644)	(520,927)
Net increase in
shares outstanding	1,348,874	934,557	125,548	283,484	2,589,089	8,315,213	161,227	667,939
Shares outstanding,
beginning of period	2,355,005	1,420,448	2,043,339	1,759,855	13,480,859	5,165,646	1,108,803	440,864
Shares outstanding,
end of period	3,703,879	2,355,005	2,168,887	2,043,339	16,069,948	13,480,859	1,270,030	1,108,803
See accompanying Notes to Financial Statements.

Page 26	Diamond Hill Funds Semi-Annual Report June 30, 2009

Diamond Hill Funds
Schedule of Capital Share Transactions

	Long-Short Fund		Financial Long-Short Fund		Strategic Income Fund
	For the	For the	For the	For the	For the	For the
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	June 30, 2009	December 31,	June 30, 2009	December 31,	June 30, 2009	December 31,
	(Unaudited)	2008	(Unaudited)	2008	(Unaudited)	2008
Shares
Class A Shares:
Issued	11,320,459	65,179,628	177,359	634,212	1,025,559	968,003
Reinvested	-	1,103,611	-	39,945	106,618	262,156
Redeemed	(29,107,082)	(38,412,029)	(245,279)	(1,481,612)	(1,180,189)	(2,679,730)
Net increase (decrease) in shares outstanding	(17,786,623)	27,871,210	(67,920)	(807,455)	(48,012)	(1,449,571)
Shares outstanding, beginning of period	80,345,272	52,474,062	896,003	1,703,458	3,778,145	5,227,716
Shares outstanding, end of period	62,558,649	80,345,272	828,083	896,003	3,730,133	3,778,145
Class C Shares:
Issued	1,096,185	8,794,676	27,370	128,589	231,167	480,530
Reinvested	-	100,951	-	6,051	33,520	74,559
Redeemed	(3,576,084)	(5,138,019)	(85,502)	(115,460)	(307,032)	(1,141,468)
Net increase (decrease) in shares outstanding	(2,479,899)	3,757,608	(58,132)	19,180	(42,345)	(586,379)
Shares outstanding, beginning of period	20,945,684	17,188,076	229,828	210,648	1,781,157	2,367,536
Shares outstanding, end of period	18,465,785	20,945,684	171,696	229,828	1,738,812	1,781,157
Class I Shares:
Issued	8,008,791	36,606,076	3,467	77,776	566,945	1,843,387
Reinvested	-	669,984	-	3,935	213,739	386,928
Redeemed	(14,340,836)	(16,952,130)	(27,159)	(149,858)	(618,465)	(2,907,219)
Net increase (decrease) in shares outstanding	(6,332,045)	20,323,930	(23,692)	(68,147)	162,219	(676,904)
Shares outstanding, beginning of period	47,426,700	27,102,770	84,141	152,288	6,076,435	6,753,339
Shares outstanding, end of period	41,094,655	47,426,700	60,449	84,141	6,238,654	6,076,435

See accompanying Notes to Financial Statements.

Diamond Hill Funds Semi-Annual Report June 30, 2009	Page 27

Diamond Hill Funds
Financial Highlights

For a share outstanding throughout each period.

For the Six
Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
June 30, 2009	December 31,	December 31,	December 31,	December 31,	December 31,
Diamond Hill Small Cap Fund - Class A	(Unaudited)	2008	2007	2006	2005	(A)	2004
Net asset value at beginning of period	$16.53	$22.53	$25.03	$23.95	$21.41	$16.82
Income (loss) from investment operations:
Net investment income (loss)	(0.00)	(E)	0.13	0.08	0.09	0.02	(0.03)
Net realized and unrealized gains (losses) on investments	0.77	(5.98)	(1.00)	1.60	2.74	4.94
Total from investment operations	0.77	(5.85)	(0.92)	1.69	2.76	4.91
Less Distributions:
Dividends from net investment income	-	(0.12)	(0.08)	(0.09)	(0.01)	-
Distributions from net realized gains	-	(0.03)	(1.50)	(0.52)	(0.21)	(0.32)
Total distributions	-	(0.15)	(1.58)	(0.61)	(0.22)	(0.32)
Net asset value at end of period	$17.30	$16.53	$22.53	$25.03	$23.95	$21.41
Total return(B)	4.66%	(C)	(25.99)%	(3.79)%	7.03%	12.90%	29.26%
Net assets at end of period (000s)	$345,867	$308,832	$315,378	$431,524	$308,925	$55,411
Ratio of net expenses to average net assets	1.36%	(D)	1.35%	1.39%	1.42%	1.45%	1.50%
Ratio of net investment income (loss) to average net assets	(0.00)%	(D), (F)	0.75%	0.29%	0.38%	0.19%	(0.35)%
Ratio of gross expenses to average net assets	1.36%	(D)	1.35%	1.39%	1.42%	1.45%	1.51%
Portfolio turnover rate	34%	(D)	47%	21%	30%	15%	30%

Diamond Hill Small Cap Fund - Class C
Net asset value at beginning of period	$15.72	$21.44	$24.00	$23.08	$20.79	$16.45
Income (loss) from investment operations:
Net investment loss	(0.05)	(0.01)	(0.15)	(0.10)	(0.08)	(0.15)
Net realized and unrealized gains (losses) on investments	0.72	(5.68)	(0.91)	1.54	2.58	4.81
Total from investment operations	0.67	(5.69)	(1.06)	1.44	2.50	4.66
Distributions from net realized gains	-	(0.03)	(1.50)	(0.52)	(0.21)	(0.32)
Net asset value at end of period	$16.39	$15.72	$21.44	$24.00	$23.08	$20.79
Total return(B)	4.26%	(C)	(26.55)%	(4.51)%	6.23%	12.05%	28.40%
Net assets at end of period (000s)	$18,018	$16,790	$25,158	$35,035	$41,115	$15,259
Ratio of net expenses to average net assets	2.11%	(D)	2.11%	2.14%	2.17%	2.20%	2.25%
Ratio of net investment loss to average net assets	(0.75)%	(D)	(0.03)%	(0.46)%	(0.37)%	(0.61)%	(1.20)%
Ratio of gross expenses to average net assets	2.11%	(D)	2.11%	2.14%	2.17%	2.20%	2.26%
Portfolio turnover rate	34%	(D)	47%	21%	30%	15%	30%

Diamond Hill Small Cap Fund - Class I
Net asset value at beginning of period	$16.55	$22.57	$25.08	$23.99	$19.93
Income (loss) from investment operations:
Net investment income	0.02	0.17	0.22	0.21	0.04
Net realized and unrealized gains (losses) on investments	0.78	(5.97)	(1.05)	1.59	4.27
Total from investment operations	0.80	(5.80)	(0.83)	1.80	4.31
Less Distributions:
Dividends from net investment income	-	(0.19)	(0.18)	(0.19)	(0.04)
Distributions from net realized gains	-	(0.03)	(1.50)	(0.52)	(0.21)
Total distributions	-	(0.22)	(1.68)	(0.71)	(0.25)
Net asset value at end of period	$17.35	$16.55	$22.57	$25.08	$23.99
Total return	4.83%	(C)	(25.69)%	(3.41)%	7.49%	21.63%	(C)
Net assets at end of period (000s)	$64,266	$38,967	$32,057	$51,381	$35,434
Ratio of net expenses to average net assets	0.99%	(D)	0.98%	0.98%	0.99%	0.99%	(D)
Ratio of net investment income to average net assets	0.38%	(D)	1.17%	0.69%	0.82%	0.74%	(D)
Ratio of gross expenses to average net assets	0.99%	(D)	0.98%	0.98%	0.99%	0.99%	(D)
Portfolio turnover rate	34%	(D)	47%	21%	30%	15%

(A)	Class I commenced operations on April 29, 2005.

(B)	Total returns shown exclude the effect of applicable sales charges.

(C)	Not annualized.

(D)	Annualized.

(E)	Amount rounds to less than 0.005.

(F)	Amount rounds to less than 0.005%.

See accompanying Notes to Financial Statements.

Page 28	Diamond Hill Funds Semi-Annual Report June 30, 2009

Diamond Hill Funds
Financial Highlights

For a share outstanding throughout each period.

For the Six
Months Ended	Year Ended	Year Ended	Year Ended
June 30, 2009	December 31,	December 31,	December 31,
Diamond Hill Small-Mid Cap Fund - Class A	(Unaudited)	2008	2007	2006	(A)
Net asset value at beginning of period	$7.26	$10.50	$10.91	$10.00
Income (loss) from investment operations:
Net investment income	0.02	0.10	0.06	0.04
Net realized and unrealized gains (losses) on investments	0.74	(3.25)	(0.15)	0.94
Total from investment operations	0.76	(3.15)	(0.09)	0.98
Less Distributions:
Dividends from net investment income	-	(0.09)	(0.04)	(0.01)
Distributions from net realized gains	-	-	(0.28)	(0.06)
Total distributions	-	(0.09)	(0.32)	(0.07)
Net asset value at end of period	$8.02	$7.26	$10.50	$10.91
Total return(B)	10.47%	(C)	(30.01)%	(0.91)%	9.81%
Net assets at end of period (000s)	$7,228	$7,557	$10,549	$9,608
Ratio of net expenses to average net assets	1.31%	(D)	1.32%	1.33%	1.21%
Ratio of net investment income to average net assets	0.36%	(D)	1.11%	0.54%	0.49%
Ratio of gross expenses to average net assets	1.31%	(D)	1.32%	1.34%	1.34%
Portfolio turnover rate	66%	(D)	91%	39%	33%

Diamond Hill Small-Mid Cap Fund - Class C
Net asset value at beginning of period	$7.15	$10.40	$10.85	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.02)	0.04	(0.02)	(0.02)
Net realized and unrealized gains (losses) on investments	0.75	(3.22)	(0.15)	0.93
Total from investment operations	0.73	(3.18)	(0.17)	0.91
Less Distributions:
Dividends from net investment income	-	(0.07)	-	-
Distributions from net realized gains	-	-	(0.28)	(0.06)
Total distributions	-	(0.07)	(0.28)	(0.06)
Net asset value at end of period	$7.88	$7.15	$10.40	$10.85
Total return(B)	10.21%	(C)	(30.54)%	(1.65)%	9.08%
Net assets at end of period (000s)	$2,980	$2,920	$2,388	$2,368
Ratio of net expenses to average net assets	2.06%	(D)	2.05%	2.08%	2.00%
Ratio of net investment income (loss) to average net assets	(0.39)%	(D)	0.48%	(0.21)%	(0.27)%
Ratio of gross expenses to average net assets	2.06%	(D)	2.05%	2.09%	2.11%
Portfolio turnover rate	66%	(D)	91%	39%	33%

Diamond Hill Small-Mid Cap Fund - Class I
Net asset value at beginning of period	$7.25	$10.50	$10.91	$10.00
Income (loss) from investment operations:
Net investment income	0.03	0.13	0.09	0.04
Net realized and unrealized gains (losses) on investments	0.75	(3.26)	(0.13)	0.98
Total from investment operations	0.78	(3.13)	(0.04)	1.02
Less Distributions:
Dividends from net investment income	-	(0.12)	(0.09)	(0.05)
Distributions from net realized gains	-	-	(0.28)	(0.06)
Total distributions	-	(0.12)	(0.37)	(0.11)
Net asset value at end of period	$8.03	$7.25	$10.50	$10.91
Total return	10.76%	(C)	(29.77)%	(0.44)%	10.18%
Net assets at end of period (000s)	$17,415	$14,815	$18,478	$11,986
Ratio of net expenses to average net assets	0.94%	(D)	0.93%	0.93%	0.90%
Ratio of net investment income to average net assets	0.74%	(D)	1.49%	0.97%	1.01%
Ratio of gross expenses to average net assets	0.94%	(D)	0.93%	0.94%	0.98%
Portfolio turnover rate	66%	(D)	91%	39%	33%

(A)	Class A, Class C, and Class I commenced operations on December 31, 2005, and commenced public offering and investment operations on January 3, 2006.

(B)	Total returns shown exclude the effect of applicable sales charges.

(C)	Not annualized.

(D)	Annualized.

See accompanying Notes to Financial Statements.

Diamond Hill Funds Semi-Annual Report June 30, 2009	Page 29

Diamond Hill Funds
Financial Highlights

For a share outstanding throughout each period.

For the Six
Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
June 30, 2009	December 31,	December 31,	December 31,	December 31,	December 31,
Diamond Hill Large Cap Fund - Class A	(Unaudited)	2008	2007	2006	2005	(A)	2004
Net asset value at beginning of period	$10.47	$16.25	$16.36	$14.44	$12.51	$10.34
Income (loss) from investment operations:
Net investment income	0.06	0.15	0.21	0.15	0.05	0.02
Net realized and unrealized gains (losses) on investments	0.34	(5.69)	0.69	2.03	1.98	2.16
Total from investment operations	0.40	(5.54)	0.90	2.18	2.03	2.18
Less Distributions:
Dividends from net investment income	-	(0.14)	(0.19)	(0.14)	(0.06)	(0.01)
Distributions from net realized gains	-	(0.10)	(0.82)	(0.12)	(0.04)	-
Total distributions	-	(0.24)	(1.01)	(0.26)	(0.10)	(0.01)
Net asset value at end of period	$10.87	$10.47	$16.25	$16.36	$14.44	$12.51
Total return(B)	3.82%	(C)	(34.06)%	5.42%	15.06%	16.19%	21.12%
Net assets at end of period (000s)	$269,536	$254,688	$309,617	$338,286	$96,637	$17,369
Ratio of net expenses to average net assets	1.16%	(D)	1.16%	1.18%	1.21%	1.27%	1.40%
Ratio of net investment income to average net assets	1.14%	(D)	1.23%	1.15%	1.32%	1.08%	0.26%
Ratio of gross expenses to average net assets	1.16%	(D)	1.16%	1.19%	1.21%	1.27%	1.42%
Portfolio turnover rate	32%	(D)	28%	44%	32%	15%	13%

Diamond Hill Large Cap Fund - Class C
Net asset value at beginning of period	$10.19	$15.84	$15.99	$14.15	$12.31	$10.23
Income (loss) from investment operations:
Net investment income (loss)	0.02	0.06	0.06	0.06	0.05	(0.04)
Net realized and unrealized gains (losses) on investments	0.33	(5.55)	0.70	1.95	1.83	2.12
Total from investment operations	0.35	(5.49)	0.76	2.01	1.88	2.08
Less Distributions:
Dividends from net investment income	-	(0.06)	(0.09)	(0.05)	-	-
Distributions from net realized gains	-	(0.10)	(0.82)	(0.12)	(0.04)	-
Total distributions	-	(0.16)	(0.91)	(0.17)	(0.04)	-
Net asset value at end of period	$10.54	$10.19	$15.84	$15.99	$14.15	$12.31
Total return(B)	3.43%	(C)	(34.64)%	4.68%	14.18%	15.25%	20.33%
Net assets at end of period (000s)	$20,766	$20,656	$27,084	$22,438	$9,518	$1,700
Ratio of net expenses to average net assets	1.91%	(D)	1.91%	1.93%	1.96%	2.02%	2.15%
Ratio of net investment income (loss) to average net assets	0.39%	(D)	0.48%	0.43%	0.57%	0.26%	(0.54)%
Ratio of gross expenses to average net assets	1.91%	(D)	1.91%	1.93%	1.96%	2.02%	2.17%
Portfolio turnover rate	32%	(D)	28%	44%	32%	15%	13%

Diamond Hill Large Cap Fund - Class I
Net asset value at beginning of period	$10.49	$16.29	$16.40	$14.47	$12.38
Income (loss) from investment operations:
Net investment income	0.07	0.23	0.25	0.13	0.08
Net realized and unrealized gains (losses) on investments	0.35	(5.74)	0.73	2.12	2.13
Total from investment operations	0.42	(5.51)	0.98	2.25	2.21
Less Distributions:
Dividends from net investment income	-	(0.19)	(0.27)	(0.20)	(0.08)
Distributions from net realized gains	-	(0.10)	(0.82)	(0.12)	(0.04)
Total distributions	-	(0.29)	(1.09)	(0.32)	(0.12)
Net asset value at end of period	$10.91	$10.49	$16.29	$16.40	$14.47
Total return	4.00%	(C)	(33.82)%	5.88%	15.49%	17.84%	(C)
Net assets at end of period (000s)	$175,264	$141,416	$84,129	$59,182	$10,442
Ratio of net expenses to average net assets	0.79%	(D)	0.78%	0.78%	0.78%	0.80%	(D)
Ratio of net investment income to average net assets	1.52%	(D)	1.67%	1.60%	1.82%	1.60%	(D)
Ratio of gross expenses to average net assets	0.79%	(D)	0.78%	0.78%	0.78%	0.80%	(D)
Portfolio turnover rate	32%	(D)	28%	44%	32%	15%

(A)	Class I commenced operations on January 31, 2005.

(B)	Total returns shown exclude the effect of applicable sales charges.

(C)	Not annualized.

(D)	Annualized.

See accompanying Notes to Financial Statements.

Page 30	Diamond Hill Funds Semi-Annual Report June 30, 2009

Diamond Hill Funds
Financial Highlights

For a share outstanding throughout each period.

For the Six
Months Ended	Year Ended	Year Ended	Year Ended
June 30, 2009	December 31,	December 31,	December 31,
Diamond Hill Select Fund - Class A	(Unaudited)	2008	2007	2006	(A)
Net asset value at beginning of period	$6.82	$10.61	$11.17	$10.00
Income (loss) from investment operations:
Net investment income	0.01	0.09	0.12	0.10
Net realized and unrealized gains (losses) on investments	0.31	(3.55)	0.53	1.27
Total from investment operations	0.32	(3.46)	0.65	1.37
Less Distributions:
Dividends from net investment income	-	(0.08)	(0.09)	(0.08)
Distributions from net realized gains	-	(0.25)	(1.12)	(0.12)
Total distributions	-	(0.33)	(1.21)	(0.20)
Net asset value at end of period	$7.14	$6.82	$10.61	$11.17
Total return(B)	4.69%	(C)	(32.68)%	5.63%	13.66%
Net assets at end of period (000s)	$4,509	$4,030	$6,841	$10,036
Ratio of net expenses to average net assets	1.26%	(D)	1.28%	1.29%	1.31%
Ratio of net investment income to average net assets	0.48%	(D)	1.10%	0.90%	1.04%
Ratio of gross expenses to average net assets	1.26%	(D)	1.28%	1.29%	1.32%
Portfolio turnover rate	87%	(D)	85%	55%	80%

Diamond Hill Select Fund - Class C
Net asset value at beginning of period	$6.78	$10.56	$11.16	$10.00
Income (loss) from investment operations:
Net investment income	0.01	0.02	0.02	0.02
Net realized and unrealized gains (losses) on investments	0.32	(3.55)	0.54	1.30
Total from investment operations	0.33	(3.53)	0.56	1.32
Less Distributions:
Dividends from net investment income	-	-	(0.04)	(0.04)
Distributions from net realized gains	-	(0.25)	(1.12)	(0.12)
Total distributions	-	(0.25)	(1.16)	(0.16)
Net asset value at end of period	$7.11	$6.78	$10.56	$11.16
Total return(B)	4.87%	(C)	(33.48)%	4.78%	13.11%
Net assets at end of period (000s)	$2,842	$3,366	$6,912	$5,661
Ratio of net expenses to average net assets	2.01%	(D)	2.01%	2.03%	2.05%
Ratio of net investment income to average net assets	0.29%	(D)	0.28%	0.23%	0.32%
Ratio of gross expenses to average net assets	2.01%	(D)	2.02%	2.04%	2.06%
Portfolio turnover rate	87%	(D)	85%	55%	80%

Diamond Hill Select Fund - Class I
Net asset value at beginning of period	$6.75	$10.59	$11.16	$10.00
Income (loss) from investment operations:
Net investment income	0.05	0.11	0.13	0.09
Net realized and unrealized gains (losses) on investments	0.33	(3.58)	0.57	1.32
Total from investment operations	0.38	(3.47)	0.70	1.41
Less Distributions:
Dividends from net investment income	-	(0.12)	(0.15)	(0.13)
Distributions from net realized gains	-	(0.25)	(1.12)	(0.12)
Total distributions	-	(0.37)	(1.27)	(0.25)
Net asset value at end of period	$7.13	$6.75	$10.59	$11.16
Total return	5.63%	(C)	(32.85)%	6.10%	14.04%
Net assets at end of period (000s)	$9,049	$7,489	$4,667	$3,220
Ratio of net expenses to average net assets	0.89%	(D)	0.87%	0.88%	0.84%
Ratio of net investment income to average net assets	1.66%	(D)	1.58%	1.37%	1.47%
Ratio of gross expenses to average net assets	0.89%	(D)	0.87%	0.89%	0.86%
Portfolio turnover rate	87%	(D)	85%	55%	80%
(A)	Class A, Class C, and Class I commenced operations on December 31, 2005, and commenced public offering and investment operations on January 3, 2006.

(B)	Total returns shown exclude the effect of applicable sales charges.

(C)	Not annualized.

(D)	Annualized.

See accompanying Notes to Financial Statements.

Diamond Hill Funds Semi-Annual Report June 30, 2009	Page 31

Diamond Hill Funds
Financial Highlights

For a share outstanding throughout each period.

	For the Six
	Months Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	June 30, 2009		December 31,	December 31,	December 31,	December 31,		December 31,
Diamond Hill Long-Short Fund - Class A	(Unaudited)		2008	2007	2006	2005(A)		2004
Net asset value at beginning of period	$13.83		$18.40	$18.57	$16.46	$13.67		$11.75
Income (loss) from investment operations:
Net investment income	0.02		0.16	0.44	0.26	0.10		0.00
Net realized and unrealized gains (losses) on investments	0.38		(4.52)	0.16	2.52	2.83		1.98
Total from investment operations	0.40		(4.36)	0.60	2.78	2.93		1.98
Less Distributions:
Dividends from net investment income	-		(0.15)	(0.42)	(0.25)	(0.10)		-
Distributions from net realized gains	-		(0.06)	(0.35)	(0.42)	(0.04)		(0.06)
Total distributions	-		(0.21)	(0.77)	(0.67)	(0.14)		(0.06)
Net asset value at end of period	$14.23		$13.83	$18.40	$18.57	$16.46		$13.67
Total return(C)	2.89%	(E)	(23.65)%	3.14%	16.89%	21.46%		16.86%
Net assets at end of period (000s)	$889,947		$1,110,982	$965,259	$773,161	$180,035		$47,008
Ratio of net expenses to average net assets	1.81%	(F)	1.62%	1.69%	1.77%	1.82%		1.78%
Ratio of net investment income to average net assets	0.20%	(F)	0.95%	2.46%	2.15%	1.12%		0.01%
Ratio of gross expenses to average net assets	1.81%	(F)	1.62%	1.69%	1.77%	1.82%		1.79%
Ratio of net expenses to average net assets, excluding		(F)
dividends on securities sold short	1.46%	(F)	1.45%	1.48%	1.51%	1.55%		1.60%
Portfolio turnover rate	51%	(F)	59%	59%	83%	58%	(D)	53%

Diamond Hill Long-Short Fund - Class C
Net asset value at beginning of period	$13.28		$17.65	$17.88	$15.92	$13.26		$11.48
Income (loss) from investment operations:
Net investment income (loss)	(0.04)		0.04	0.27	0.16	0.03		(0.05)
Net realized and unrealized gains (losses) on investments	0.37		(4.32)	0.16	2.38	2.70		1.89
Total from investment operations	0.33		(4.28)	0.43	2.54	2.73		1.84
Less Distributions:
Dividends from net investment income	-		(0.03)	(0.31)	(0.16)	(0.03)		-
Distributions from net realized gains	-		(0.06)	(0.35)	(0.42)	(0.04)		(0.06)
Total distributions	-		(0.09)	(0.66)	(0.58)	(0.07)		(0.06)
Net asset value at end of period	$13.61		$13.28	$17.65	$17.88	$15.92		$13.26
Total return(C)	2.48%	(E)	(24.26)%	2.41%	15.98%	20.58%		16.04%
Net assets at end of period (000s)	$251,268		$278,069	$303,392	$188,550	$70,891		$20,810
Ratio of net expenses to average net assets	2.56%	(F)	2.37%	2.44%	2.52%	2.57%		2.53%
Ratio of net investment income (loss) to average net assets	(0.56)%	(F)	0.22%	1.72%	1.40%	0.37%		(0.73)%
Ratio of gross expenses to average net assets	2.56%	(F)	2.37%	2.44%	2.52%	2.57%		2.54%
Ratio of net expenses to average net assets, excluding		(F)
dividends on securities sold short	2.22%	(F)	2.20%	2.23%	2.26%	2.30%		2.35%
Portfolio turnover rate	51%	(F)	59%	59%	83%	58%	(D)	53%

Diamond Hill Long-Short Fund - Class I
Net asset value at beginning of period	$13.87		$18.46	$18.63	$16.49	$13.80
Income (loss) from investment operations:
Net investment income	0.04		0.19	0.48	0.28	0.14
Net realized and unrealized gains (losses) on investments	0.38		(4.51)	0.19	2.59	2.73
Total from investment operations	0.42		(4.32)	0.67	2.87	2.87
Less Distributions:
Dividends from net investment income	-		(0.21)	(0.49)	(0.31)	(0.14)
Distributions from net realized gains	-		(0.06)	(0.35)	(0.42)	(0.04)
Total distributions	-		(0.27)	(0.84)	(0.73)	(0.18)
Net asset value at end of period	$14.29		$13.87	$18.46	$18.63	$16.49
Total return	3.03%	(E)	(23.36)%	3.59%	17.37%	20.81%	(E)
Net assets at end of period (000s)	$587,364		$657,662	$500,425	$290,734	$56,873
Ratio of net expenses to average net assets	1.43%	(F)	1.24%	1.29%	1.34%	1.39%	(F)
Ratio of net investment income to average net assets	0.58%	(F)	1.33%	2.87%	2.60%	1.71%	(F)
Ratio of gross expenses to average net assets	1.43%	(F)	1.24%	1.29%	1.34%	1.39%	(F)
Ratio of net expenses to average net assets, excluding		(F)					(F)
dividends on securities sold short	1.09%	(F)	1.08%	1.08%	1.08%	1.10%	(F)
Portfolio turnover rate	51%	(F)	59%	59%	83%	58%	(F)

(A)	Class I commenced operations on January 31, 2005.

(B)	Amount rounds to less than $0.005.

(C)	Total returns shown exclude the effect of applicable sales charges.

(D)	The portfolio turnover rate for December 31, 2005 and December 31, 2004 has been revised to include long-term short selling transactions.

(E)	Not annualized.

(F)	Annualized.

See accompanying Notes to Financial Statements.

Page 32	Diamond Hill Funds Semi-Annual Report June 30, 2009

Diamond Hill Funds
Financial Highlights

For a share outstanding throughout each period.

For the Six
Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
June 30, 2009	December 31,	December 31,	December 31,	December 31,	December 31,
Diamond Hill Financial Long-Short Fund - Class A	(Unaudited)	2008	2007	(A)	2006	2005	2004
Net asset value at beginning of period	$8.48	$16.20	$20.90	$18.48	$19.10	$17.92
Income (loss) from investment operations:
Net investment income	0.10	0.45	0.49	0.23	0.29	0.13
Net realized and unrealized gains (losses) on investments	(0.06)	(7.74)	(4.04)	2.79	(0.24)	2.84
Total from investment operations	0.04	(7.29)	(3.55)	3.02	0.05	2.97
Less Distributions:
Dividends from net investment income	-	(0.42)	(0.47)	(0.24)	(0.30)	(0.13)
Distributions from net realized gains	-	(0.01)	(0.68)	(0.36)	(0.37)	(1.66)
Total distributions	-	(0.43)	(1.15)	(0.60)	(0.67)	(1.79)
Net asset value at end of period	$8.52	$8.48	$16.20	$20.90	$18.48	$19.10
Total return(B)	0.47%	(D)	(44.98)%	(17.05)%	16.35%	0.25%	16.67%
Net assets at end of period (000s)	$7,056	$7,596	$27,597	$38,978	$17,366	$20,682
Ratio of net expenses to average net assets	1.74%	(E)	1.85%	1.81%	1.70%	1.67%	1.70%
Ratio of net investment income to average net assets	2.44%	(E)	2.37%	2.17%	1.80%	1.41%	0.90%
Ratio of gross expenses to average net assets	1.74%	(E)	1.85%	1.82%	1.70%	1.67%	1.71%
Ratio of net expenses to average net assets, excluding
dividends on securities sold short	1.57%	(E)	1.56%	1.59%	1.62%	-	-
Portfolio turnover rate	100%	(E)	74%	55%	45%	28%	36%

Diamond Hill Financial Long-Short Fund - Class C
Net asset value at beginning of period	$8.12	$15.60	$20.10	$17.84	$18.42	$17.39
Income (loss) from investment operations:
Net investment income	0.01	0.21	0.34	0.13	0.15	0.03
Net realized and unrealized gains (losses) on investments	(0.00)	(C)	(7.31)	(3.88)	2.63	(0.24)	2.70
Total from investment operations	0.01	(7.10)	(3.54)	2.76	(0.09)	2.73
Less Distributions:
Dividends from net investment income	-	(0.37)	(0.28)	(0.14)	(0.12)	(0.04)
Distributions from net realized gains	-	(0.01)	(0.68)	(0.36)	(0.37)	(1.66)
Total distributions	-	(0.38)	(0.96)	(0.50)	(0.49)	(1.70)
Net asset value at end of period	$8.13	$8.12	$15.60	$20.10	$17.84	$18.42
Total return(B)	0.12%	(D)	(45.49)%	(17.68)%	15.47%	(0.49)%	15.79%
Net assets at end of period (000s)	$1,396	$1,866	$3,287	$4,620	$2,544	$3,941
Ratio of net expenses to average net assets	2.50%	(E)	2.58%	2.56%	2.45%	2.42%	2.45%
Ratio of net investment income to average net assets	1.69%	(E)	1.76%	1.42%	1.03%	0.67%	0.20%
Ratio of gross expenses to average net assets	2.50%	(E)	2.58%	2.57%	2.45%	2.42%	2.46%
Ratio of net expenses to average net assets, excluding
dividends on securities sold short	2.32%	(E)	2.30%	2.34%	2.37%	-	-
Portfolio turnover rate	100%	(E)	74%	55%	45%	28%	36%

Diamond Hill Financial Long-Short Fund - Class I
Net asset value at beginning of period	$8.43	$16.18	20.90
Income (loss) from investment operations:
Net investment income	0.17	0.63	0.37
Net realized and unrealized losses on investments	(0.11)	(7.89)	(3.83)
Total from investment operations	0.06	(7.26)	(3.46)
Less Distributions:
Dividends from net investment income	-	(0.48)	(0.58)
Distributions from net realized gains	-	(0.01)	(0.68)
Total distributions	-	(0.49)	(1.26)
Net asset value at end of period	$8.49	$8.43	16.18
Total return	0.71%	(D)	(44.79)%	(16.61)%
Net assets at end of period (000s)	$513	$709	2,464
Ratio of net expenses to average net assets	1.37%	(E)	1.47%	1.41%
Ratio of net investment income to average net assets	2.81%	(E)	2.80%	2.96%
Ratio of gross expenses to average net assets	1.37%	(E)	1.47%	1.42%
Ratio of net expenses to average net assets, excluding
dividends on securities sold short	1.19%	(E)	1.18%	1.18%
Portfolio turnover rate	100%	(E)	74%	55%

(A)
Represents the period from commencement of operations (December 31, 2006) through December 31, 2007, and commencement of public offering and investment operations on January 3, 2007 for Class I shares.

(B)	Total returns shown exclude the effect of applicable sales charges.

(C)	Amount rounds to less than $0.005.

(D)	Not annualized.

(E)	Annualized.

See accompanying Notes to Financial Statements.

Diamond Hill Funds Semi-Annual Report June 30, 2009	Page 33

Diamond Hill Funds
Financial Highlights

For a share outstanding throughout each period.

For the Six
Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
June 30, 2009	December 31,	December 31,	December 31,	December 31,	December 31,
Diamond Hill Strategic Income Fund - Class A	(Unaudited)	2008	2007	2006	2005	(A)	2004
Net asset value at beginning of period	$8.28	$10.41	$11.71	$11.25	$11.63	$11.58
Income (loss) from investment operations:
Net investment income	0.35	0.71	0.68	0.70	0.66	0.64
Net realized and unrealized gains (losses) on investments	0.82	(2.19)	(1.20)	0.42	(0.38)	0.19
Total from investment operations	1.17	(1.48)	(0.52)	1.12	0.28	0.83
Less distributions:
Dividends from net investment income	(0.35)	(0.64)	(0.67)	(0.66)	(0.66)	(0.64)
Distributions from net realized gains	-	-	(0.11)	-	-	(0.14)
Return of Capital	-	(0.01)	-	-	-	-
Total distributions	(0.35)	(0.65)	(0.78)	(0.66)	(0.66)	(0.78)
Net asset value at end of period	$9.10	$8.28	$10.41	$11.71	$11.25	$11.63
Total return(B)	14.58%	(C)	(14.79)%	(4.78)%	10.26%	2.41%	7.46%
Net assets at end of period (000s)	$33,944	$31,268	$54,435	$49,372	$31,456	$31,274
Ratio of net expenses to average net assets	1.06%	(D)	1.06%	1.08%	1.12%	1.17%	1.20%
Ratio of net investment income to average net assets	8.38%	(D)	6.60%	6.15%	6.38%	5.74%	5.75%
Ratio of gross expenses to average net assets	1.06%	(D)	1.06%	1.09%	1.12%	1.17%	1.21%
Portfolio turnover rate	100%	(D)	95%	142%	43%	66%	84%

Diamond Hill Strategic Income Fund - Class C
Net asset value at beginning of period	$8.27	$10.41	$11.70	$11.24	$11.63	$11.58
Income (loss) from investment operations:
Net investment income	0.32	0.65	0.62	0.62	0.58	0.56
Net realized and unrealized gains (losses) on investments	0.83	(2.21)	(1.22)	0.41	(0.40)	0.19
Total from investment operations	1.15	(1.56)	(0.60)	1.03	0.18	0.75
Less distributions:
Dividends from net investment income	(0.32)	(0.57)	(0.58)	(0.57)	(0.57)	(0.56)
Distributions from net realized gains	-	-	(0.11)	-	-	(0.14)
Return of Capital	-	(0.01)	-	-	-	-
Total distributions	(0.32)	(0.58)	(0.69)	(0.57)	(0.57)	(0.70)
Net asset value at end of period	$9.10	$8.27	$10.41	$11.70	$11.24	$11.63
Total return(B)	14.31%	(C)	(15.51)%	(5.43)%	9.43%	1.57%	6.70%
Net assets at end of period (000s)	$15,816	$14,730	$24,638	$26,908	$20,257	$15,560
Ratio of net expenses to average net assets	1.81%	(D)	1.80%	1.83%	1.87%	1.91%	1.95%
Ratio of net investment income to average net assets	7.63%	(D)	5.87%	5.35%	5.63%	5.06%	5.02%
Ratio of gross expenses to average net assets	1.81%	(D)	1.81%	1.84%	1.87%	1.91%	1.96%
Portfolio turnover rate	100%	(D)	95%	142%	43%	66%	84%

Diamond Hill Strategic Income Fund - Class I
Net asset value at beginning of period	$8.26	$10.40	$11.69	$11.23	$11.65
Income (loss) from investment operations:
Net investment income	0.36	0.70	0.71	0.73	0.65
Net realized and unrealized gains (losses) on investments	0.82	(2.15)	(1.17)	0.44	(0.42)
Total from investment operations	1.18	(1.45)	(0.46)	1.17	0.23
Less distributions:
Dividends from net investment income	(0.36)	(0.68)	(0.72)	(0.71)	(0.65)
Distributions from net realized gains	-	-	(0.11)	-	-
Return of Capital	-	(0.01)	-	-	-
Total distributions	(0.36)	(0.69)	(0.83)	(0.71)	(0.65)
Net asset value at end of period	$9.08	$8.26	$10.40	$11.69	$11.23
Total return	14.82%	(C)	(14.55)%	(4.31)%	10.74%	2.03%	(C)
Net assets at end of period (000s)	$56,665	$50,185	$70,205	$54,302	$25,299
Ratio of net expenses to average net assets	0.69%	(D)	0.67%	0.68%	0.68%	0.70%	(D)
Ratio of net investment income to average net assets	8.77%	(D)	7.05%	6.62%	6.89%	6.57%	(D)
Ratio of gross expenses to average net assets	0.69%	(D)	0.68%	0.68%	0.68%	0.70%	(D)
Portfolio turnover rate	100%	(D)	95%	142%	43%	66%

(A)	Represents the period from commencement of operations (January 31, 2005) through December 31, 2005.

(B)	Total returns shown exclude the effect of applicable sales charges.

(C)	Not annualized.

(D)	Annualized.

See accompanying Notes to Financial Statements.

Page 34	Diamond Hill Funds Semi-Annual Report June 30, 2009

Diamond Hill Funds
Notes to Financial Statements
June 30, 2009 (Unaudited)

Organization

The Diamond Hill Small Cap Fund (“Small Cap Fund”), Diamond Hill Small-Mid Cap Fund (“Small-Mid Cap Fund”), Diamond Hill Large Cap Fund (“Large Cap Fund”), Diamond Hill Select Fund (“Select Fund”), Diamond Hill Long-Short Fund (“Long-Short Fund”), Diamond Hill Financial Long-Short Fund (“Financial Long-Short Fund”) and Diamond Hill Strategic Income Fund (“Strategic Income Fund”), are each a series of the Diamond Hill Funds (the “Trust”) (each a “Fund” and collectively the “Funds”). The Trust is an Ohio business trust, which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end, management investment company.  Each Fund is a diversified series of the Trust.

The Funds offer three classes of shares: Class A, Class C and Class I.  Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, and the exchange privileges of each class of shares.

Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.  Actual results could differ from those estimates.

Security valuation — Listed securities for which market quotations are readily available are valued at the closing prices as determined by the primary exchange where the securities are traded.  Unlisted securities or listed securities for which the latest sales prices are not readily available are valued at the closing bid price in the principal market where such securities are normally traded.  Debt securities are valued on the basis of valuations provided by dealers or by an independent pricing service that determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Short-term investments maturing in less than 61 days are valued at amortized cost, which approximates market.  Securities for which market quotations are not readily available are valued at their “fair value”.  In these cases, the Fair Value Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”).  When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following:  dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt.  Approximately 0.7% of the Strategic Income Fund’s net assets are being valued using estimates provided by the Fair Value Committee.  The Fair Value Committee relied heavily upon analysis of the fund’s portfolio manager in the absence of readily ascertainable market values.  These values may differ from the values that would have been used had a ready market for these securities existed, and the differences could be material.

The Funds adopted Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” SFAS No. 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Under SFAS No. 157 various inputs are used in determining the value of the Funds investments.  These inputs are summarized in the three broad levels listed below:

• Level 1 –	quoted prices in active markets for identical securities

• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, securities maturing in less than 61 days of the filing are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Diamond Hill Funds Semi-Annual Report June 30, 2009	Page 35

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Funds net assets as of June 30, 2009:

		Level 2 –	Level 3 –
	Level 1 –	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs
Investments in Securities:
(Assets)
Small Cap Fund
Common Stocks	$341,521,088	$-	$-
Preferred Stocks	4,591,283	-	-
Registered Investment Companies	160,427,766	-	-
Small-Mid Cap Fund
Common Stocks	23,903,820	-	-
Registered Investment Companies	8,741,933	-	-
Large Cap Fund
Common Stocks	423,286,775	-	-
Registered Investment Companies	165,607,640	-	-
Select Fund
Common Stocks	14,673,925	-	-
Registered Investment Companies	2,831,930	-	-
Long-Short Fund
Common Stocks	1,486,123,819	-	-
Registered Investment Companies	390,691,813	-	-
Financial Long-Short Fund
Common Stocks	6,762,778	-	-
Preferred Stocks	1,444,118	-	-
Corporate Bonds	-	199,313	-
Registered Investment Companies	1,997,102	-	-
Strategic Income Fund
Collateralized Debt Obligations	-	536,034	-
Common Stocks	268,380	-	-
Preferred Stocks	9,040,995	3,151	-
Corporate Bonds	-	92,151,675	-
Registered Investment Companies	4,897,602	-	-
Investments in Securities Sold Short:
(Liabilities)
Long-Short Fund
Common Stocks	$(625,234,072)	$-	$-
Financial Long-Short Fund
Common Stocks	(708,278)	-	-

Short sales — The Long-Short Fund, Financial Long-Short Fund and Strategic Income Fund may sell a security they do not own in anticipation of a decline in the value of that security.  When the Funds sell a security short, they must borrow the security sold short and deliver it to the broker-dealer through which they made the short sale.  A gain, limited to the price at which the Funds sold the security short, or a loss, unlimited in size, will be recognized upon closing a short sale. Cash received from short sales is maintained by brokers and is used to meet margin requirements for short calls. It is included as “Deposits with brokers for securities sold short” on the Statements of Assets & Liabilities.

Page 36	Diamond Hill Funds Semi-Annual Report June 30, 2009

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

Securities Lending — Under the terms of the securities lending agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), JPMorgan is authorized to loan securities on behalf of the Funds to approved borrowers.  In exchange, the Funds receive cash collateral in the amount of at least 100% of the value of the securities loaned.  The cash collateral is invested in short term instruments as noted in the Schedules of Investments.  Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them.  The agreement indemnifies the Funds from losses incurred in the event of a borrower’s material default of the terms and conditions of the borrower agreement.  The agreement provides that after predetermined rebates to brokers, net securities lending income shall first be solely paid as credits and offset against costs and other charges incurred by each Fund with JPMorgan.  Any remaining securities lending revenue is then paid to the Funds as securities lending income.

As of June 30, 2009, the value of securities loaned and the collateral held were as follows:

	Market Value	Value of
	of Securities Loaned	Collateral Received

Small Cap Fund	$73,195,869	$75,811,300
Small-Mid Cap Fund	$4,412,453	$4,565,353
Large Cap Fund	$119,634,757	$123,537,669
Select Fund	$1,059,187	$1,097,946
Long-Short Fund	$135,820,774	$139,782,977
Financial Long-Short Fund	$1,325,184	$1,356,515
Strategic Income Fund	$2,743,971	$3,261,549

Security transactions — Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following trade date.  However, for financial reporting purposes, portfolio security transactions are reported on trade date. The specific identification method is used for determining realized gains or losses for financial statements and income tax purposes.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Discounts and premiums on securities purchased are amortized using the daily effective yield method.

Share valuation — The net asset value per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding.

Federal income taxes — Each Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and any net realized capital gains to its shareholders.  The Funds have analyzed their tax positions taken on Federal income tax returns for all open tax years (tax years ended December 31, 2005 through 2008) and have concluded that no provision for income tax is required in their financial statements.

Distributions to shareholders — Dividends from net investment income are declared and paid monthly for the Strategic Income Fund.  Dividends from net investment income are declared and paid on an annual basis for the Small Cap Fund, Small-Mid Cap Fund, Large Cap Fund, Select Fund, Long-Short Fund, and Financial Long-Short Fund.  The Funds record distributions received from investments in Real Estate Investment Trusts (REITS) in excess of income from underlying investments as a reduction of cost of investments and/or realized gain.  Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts.  The Funds adjust the estimated amounts of the components of distributions (and consequently net investment income) as an increase to unrealized appreciation (depreciation) and realized gain (loss) on investments as necessary once the issuers provide information about the actual composition of the distributions.  Dividends are declared separately for each class.  No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. Distributions from net investment income and from net capital gains are determined in accordance with U.S. income tax regulations, which may differ from GAAP in the United States. These differences are primarily due to differing treatments for paydown gains and losses on mortgage-backed securities, expiring capital loss carryforwards, and deferrals of certain losses.  Permanent book and tax basis differences are reclassified among the components of net assets. Certain Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.

Diamond Hill Funds Semi-Annual Report June 30, 2009	Page 37

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Funds are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.  Class specific expenses are charged directly to the class incurring the expense.  Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.  Expenses not directly billed to a Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable measure.

Recent Accounting Pronouncements

In June 2009, the FASB issued Statement of Financial Accounting Standards No. 168, “The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles – a replacement of FASB Statement No 162” (“SFAS 168”).  SFAS 168 replaces SFAS No. 162, “The Hierarchy of Generally Accepted Accounting Principles” and establishes the “FASB Accounting Standards CodificationTM” (“Codification”) as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with generally accepted accounting principles in the United States.  All guidance contained in the Codification carries an equal level of authority.  On the effective date of SFAS 168, the Codification will supersede all then-existing non-SEC accounting and reporting standards.  All other nongrandfathered non-SEC accounting literature not included in the Codification will become nonauthoritative.  SFAS 168 is effective for financial statements issued for interim and annual periods ending after September 15, 2009.  The Fund evaluated this new statement, and has determined that it will not have a significant impact on the determination or reporting of the Funds' financial statements.

Investment Transactions

For the six months ended June 30, 2009, the purchases and sales (including maturities) of investment securities (excluding short-term securities and U.S. government obligations) were as follows:

	Purchases	Sales
Small Cap Fund	$79,506,667	$50,242,218
Small-Mid Cap Fund	$7,192,587	$9,163,436
Large Cap Fund	$83,545,917	$58,959,308
Select Fund	$6,355,065	$5,735,147
Long-Short Fund	$525,519,621	$1,108,183,987
Financial Long-Short Fund	$4,029,986	$4,617,021
Strategic Income Fund	$44,188,174	$41,371,502

The Funds pay commissions on the purchase and sale of investment securities.  The commissions paid are included as part of the cost of purchases or net proceeds on the sale of investment securities and are not included in the presentation of Fund expenses on the Statements of Operations.  The Funds paid the following commissions during the six months ended June 30, 2009:

	Total Commissions	Commissions as a % of Average Net Assets
Small Cap Fund	$180,009	0.05%
Small-Mid Cap Fund	$21,696	0.09%
Large Cap Fund	$154,295	0.04%
Select Fund	$10,257	0.07%
Long-Short Fund	$1,655,992	0.09%
Financial Long-Short Fund	$10,502	0.13%
Strategic Income Fund	$5,514	0.01%

Page 38	Diamond Hill Funds Semi-Annual Report June 30, 2009

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

Investment Advisory Fees and Other Transactions with Affiliates

The Small Cap Fund, Small-Mid Cap Fund, Large Cap Fund, Select Fund, Long-Short Fund, Financial Long-Short Fund, and Strategic Income Fund each receive investment management and advisory services from Diamond Hill Capital Management, Inc. (“DHCM”) under management agreements that provide for fees to be paid at an annual rate of 0.80%, 0.75%, 0.60%, 0.70%, 0.90%, 1.00%, and 0.50% of the Funds’ average daily net assets, respectively.  The advisory agreements are subject to annual approval by the Board of Trustees.  In addition, each Fund has entered into an administrative services agreement whereby DHCM (“Administrator”) is paid a fee at an annual rate of 0.34% for Class A and Class C Shares and 0.20% for Class I shares of each class’ average daily net assets.  Prior to April 30, 2009, the fees paid by Class A, Class C, and Class I shares were paid at an annual rate of 0.30%, 0.30% and 0.18% of each classes’ average daily net assets, respectively.  These administrative fees are used to pay most of the Funds’ operating expenses except advisory, distribution, custody, brokerage, taxes, interest, dividend expense on securities sold short, and extraordinary expenses.

Pursuant to rule 12b-1 of the 1940 Act, each Fund has adopted a distribution plan (together, the “Plans”).  Under the Plans, Class A shares pay a distribution fee at an annual rate of 0.25% of Class A average daily net assets. Class C shares pay a distribution and shareholder-servicing fee at an annual rate of 0.75% and 0.25%, respectively, of Class C average daily net assets. Class I shares are not subject to any distribution or shareholder-servicing fees.  The Trust entered into a Distribution Agreement on behalf of the Funds with BHIL Distributors, Inc. (“Distributor”), an affiliate of DHCM.  Pursuant to the Distribution Agreement, the Distributor acts as principal underwriter of each Fund’s shares.  Prior to April 30, 2009, IFS Fund Distributors, Inc. acted as Distributor.

For the six months ended June 30, 2009, the Distributors received the following amounts in sales commissions from the sales of Class A shares of the Funds as follows:

	IFS Fund Distributors, Inc.	BHIL Distributors, Inc.
	January 1, 2009 –	May 1, 2009 –
	April 30, 2009	June 30, 2009
Small Cap Fund	$1,923	$2,025
Small-Mid Cap Fund	$65	$-
Large Cap Fund	$1,855	$1,641
Select Fund	$5	$278
Long-Short Fund	$7,492	$3,288
Financial Long-Short Fund	$122	$79
Strategic Income Fund	$1,497	$52

The Distributors also received contingent deferred sales charges relating to the redemptions of Class C shares of the Funds for the six months ended June 30, 2009 as follows:

	IFS Fund Distributors, Inc.	BHIL Distributors, Inc.
	January 1, 2009 –	May 1, 2009 –
	April 30, 2009	June 30, 2009
Small Cap Fund	$984	$205
Small-Mid Cap Fund	$78	$617
Large Cap Fund	$2,337	$617
Select Fund	$94	$-
Long-Short Fund	$58,759	$8,692
Financial Long-Short Fund	$1,390	$100
Strategic Income Fund	$326	$152

DHCM has an agreement with JPMorgan to provide sub-transfer agent, and sub-administrative services for the Funds. The services to be provided under the agreements include day-to-day administration of matters related to the corporate existence of the Trust and its Funds (other than rendering investment advice), preparation of reports, supervision of the Trust’s arrangement with JPMorgan and assistance in the preparation of the Trust’s registration statement under federal and state laws.

Diamond Hill Funds Semi-Annual Report June 30, 2009	Page 39

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

Certain officers of the Trust are affiliated with DHCM, the Distributor, or JPMorgan.  Such officers receive no compensation from the Funds for serving in their respective roles.

Commitments and Contingencies

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss to be remote.

Federal Tax Information

The amount and character of income and capital gain distributions paid by the Funds are determined in accordance with Federal income tax regulations which may differ from GAAP.  The tax character of distributions paid differs from the character of distributions shown on the Statements of Changes in Net Assets due primarily to short-term capital gains being treated as ordinary income for tax purposes and the use of equalization.

The tax character of distributions paid during 2008 and 2007 was as follows:

	Small Cap Fund		Small-Mid Cap Fund		Large Cap Fund		Select Fund
	2008	2007	2008	2007	2008	2007	2008	2007
Distributions paid from:
Ordinary income	$3,188,253	$1,804,841	$362,049	$383,749	$6,027,559	$10,040,327	$170,214	$1,494,756
Long-term capital gains	-	23,287,772	-	614,655	3,779,308	15,104,359	568,314	678,617
Total distributions	$3,188,253	$25,092,613	$362,049	$998,404	$9,806,867	$25,144,686	$738,528	$2,173,373

	Long-Short Fund		Financial Long-Short Fund		Strategic Income Fund
	2008	2007	2008	2007	2008	2007
Distributions paid from:
Ordinary income	$22,430,110	$56,499,180	$486,458	$1,693,193	$8,683,372	$9,428,087
Long-term capital gains	9,366,895	22,195,381	-	616,465	-	1,736,617
Return of capital	-	-	-	-	166,756	-
Total distributions	$31,797,005	$78,694,561	$486,458	$2,309,658	$8,850,128	$11,164,704

The following information is computed on a tax basis for each item as of December 31, 2008:

	Small	Small-Mid	Large	Select
	Cap Fund	Cap Fund	Cap Fund	Fund
Tax cost of portfolio investments	$579,723,830	$40,688,329	$554,507,833	$19,945,928
Gross unrealized appreciation	22,670,275	340,431	17,582,358	190,967
Gross unrealized depreciation	(124,901,378)	(8,287,135)	(130,034,793)	(4,015,156)
Net unrealized depreciation	(102,231,103)	(7,946,704)	(112,452,435)	(3,824,189)
Undistributed ordinary income	20,271	4,010	-	-
Capital loss carryforwards	(5,865,271)	(1,041,727)	(43,434,203)	(495,737)
Post-October losses	(420,428)	(420,969)	(398,821)	(320,131)
Accumulated deficit	$(108,496,531)	$(9,405,390)	$(156,285,459)	$(4,640,057)

		Financial	Strategic
	Long-Short	Long-Short	Income
	Fund	Fund	Fund
Tax cost of portfolio investments	$2,789,429,013	$15,036,081	$117,660,316
Gross unrealized appreciation	178,027,798	1,187,181	5,508,824
Gross unrealized depreciation	(712,048,117)	(5,793,329)	(27,059,773)
Net unrealized depreciation	(534,020,319)	(4,606,148)	(21,550,949)
Undistributed ordinary income	19,471	9,629	-
Capital loss carryforwards	(101,454,175)	(8,949,490)	(18,829,658)
Post-October losses	(33,143,409)	(2,591,252)	(4,487,697)
Accumulated deficit	$(668,598,432)	$(16,137,261)	$(44,868,304)

Page 40	Diamond Hill Funds Semi-Annual Report June 30, 2009

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)

The difference between book basis and tax basis net unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales, investments in Real Estate Investment Trusts and Limited Partnerships.

As of December 31, 2008, the Funds had net capital loss carryforwards expiring as follows:

	Amount	Expires
		December 31,
Small Cap Fund	$5,865,271	2016
Small-Mid Cap Fund	1,041,727	2016
Large Cap Fund	43,434,203	2016
Select Fund	495,737	2016
Long-Short Fund	101,454,175	2016
Financial Long-Short Fund	8,949,490	2016
Strategic Income Fund	18,829,658	2016

The Funds also elected to defer until their subsequent tax year capital losses incurred after October 31, 2008.  These capital loss carryforwards and “Post-October” losses may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

Reclassification of capital accounts — Reclassifications result primarily from the difference in the tax treatment of  paydown gains and losses, distributions in excess of net investment income, equalization, and investments in Real Estate Investment Trusts and Limited Partnerships.  The following reclassifications have no impact on the net assets or net asset value per share of the Funds and are designed to present the Funds’ capital accounts on a tax basis:

		Undistributed	Accumulated
	Paid-In	Net Investment	Net Realized
	Capital	Income (Loss)	Gains (Losses)
Small Cap Fund	$-	$(71,391)	$71,391
Large Cap Fund	(106)	106	-
Select Fund	(434,685)	3,624	431,061
Long-Short Fund	-	89,345	(89,345)
Financial Long-Short Fund	-	115	(115)
Strategic Income Fund	(166,756)	82,356	84,400

As of June 30, 2009, the Fund's Federal tax cost of investment securities and net unrealized appreciation (depreciation) was as follows:

				Net
		Gross	Gross	Unrealized
	Federal	Unrealized	Unrealized	Appreciation
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
Small Cap Fund	$546,954,134	$38,643,202	$(79,057,199)	$(40,413,997)
Small-Mid Cap Fund	35,467,311	1,770,297	(4,591,855)	(2,821,558)
Large Cap Fund	636,413,538	27,252,093	(74,771,216)	(47,519,123)
Select Fund	18,548,596	790,176	(1,832,917)	(1,042,741)
Long-Short Fund	2,028,952,167	175,154,546	(307,813,647)	(132,659,101)
Financial Long-Short Fund	10,530,391	1,175,912	(1,167,194)	8,718
Strategic Income Fund	116,197,547	6,290,925	(15,631,888)	(9,340,963)

Subsequent Events

The Funds evaluated subsequent events from June 30, 2009, the date of these financial statements, through August 24, 2009, the date these financial statements were issued and available.  There were no subsequent events to report that would have a material impact on the Funds’ financial statements.

Diamond Hill Funds Semi-Annual Report June 30, 2009	Page 41

Diamond Hill Funds
Other Items
June 30, 2009 (Unaudited)

Proxy Voting

The investment adviser is responsible for exercising the voting rights associated with the securities purchased and held by the Funds.  A description of the policies and procedures that the Adviser uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 are available without charge upon request by calling toll free 1-888-226-5595 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Portfolio Disclosure

The Trust files a complete listing of portfolio holdings as of the end of the first and third quarters of each fiscal year on Form N-Q and each second and fourth quarters of each fiscal year on Form N-CSR.  The complete listing (i) is available on the Commission’s website; (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling 1-888-226-5595.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Monthly portfolio holdings are also available on www.diamond-hill.com.

Trustee Approval of Investment Advisory Agreements

The Trustees of Diamond Hill Funds (the “Trust”), at a regularly scheduled meeting on May 5, 2009, by a unanimous vote, approved the Management Agreements between the Trust and Diamond Hill Capital Management, Inc. (the “Adviser”), for each series of the Trust (each separately, a “Fund”). The Trustees discussed the following factors, on a Fund-by-Fund basis, in connection with the Trust’s Management Agreements (“investment advisory agreements”):

a)
The nature, extent and quality of the services provided by the Adviser under the investment advisory agreements, including a review of the investment advisory agreements themselves, the services provided thereunder, the fee formula, fees paid, expenses assumed and termination provisions.   The Trustees reviewed the performance history of each fund with a five year track record, noting that four of the five Fund’s performance exceeded its respective benchmark for the five year period ended February 28, 2009.  In addition, three of five Funds with a five year track record were also in the top half when compared to their peer groups for the same five year period with two of those three in the top quartile.  The Trustees also reviewed the two funds with a track record of less than five years noting that both Funds exceeded its respective benchmark for the three year period ended February 28, 2009.  The Trustees also noted that the Adviser continued to invest significant resources in its investment team, by nearly doubling its research staff over the last two years to help enhance the delivery of portfolio management services to the Funds.

b)
The reasonableness of the investment advisory fees, with the Trustees noting that the contract rates under the investment advisory agreements as of February 28, 2009 were at or below the mean and median rates of comparable funds within each Fund’s respective peer group.

c)
The reasonableness of the total expenses, with the Trustees noting that the total expenses of each class of shares of each of the Funds were generally at or below the mean and median total expenses of comparable funds within each Fund’s respective peer group, with total expenses for Class I shares of each Fund generally in the lower third or quarter of their respective peer groups.

d)
With limited exceptions, investment advisory fees charged by the Adviser to the Funds were lower than investment advisory fees the Adviser charges to its other similarly managed accounts (i.e. hedge funds and separate accounts).

e)
The reasonableness of each Fund’s profitability to the Adviser, including the Adviser’s methodology for calculating its profitability, with the Trustees noting that the Adviser’s pre-tax profit margin on the investment advisory agreements of each Fund represented a fair and entrepreneurial profit for managing the Fund.  The Trustees also noted the Adviser (who is also the Administrator) has a history of voluntarily reducing its fees under the Administration Agreement when asset growth allows for the sharing of the economies of scale realized by the Administrator.

Page 42	Diamond Hill Funds Semi-Annual Report June 30, 2009

Diamond Hill Funds
Other Items (Continued)
June 30, 2009 (Unaudited)

f)
The extent to which economies of scale would be realized as each Fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, with the Trustees noting that the current asset size of the Funds, the current advisory fee for each Fund, and other relevant factors did not warrant additional consideration of fee breakpoints for the Funds at the current time.

g)
The ancillary benefits received by the Adviser as a result of its relationship with the Funds. The Board considered that the Adviser has no soft dollar arrangements with respect to securities transactions it executes for the Funds.  The Trustees also considered that the Adviser is the Administrator to the Funds (under the Administration Agreement) and is expected to earn fees from the Funds for providing administrative services. The fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered revenue and expenses of the Administrator for providing financing arrangements related to the payment of commissions to financial intermediaries for the sale of C Shares of the Funds.

Having considered (1) the nature, extent and quality of the services provided by the Adviser under the investment advisory agreements, (2) the reasonableness of the investment advisory fees, (3) the reasonableness of the total expenses, (4) the reasonableness of fees charged to other similar clients of the Adviser, (5) the reasonableness of each Fund’s profitability to the Adviser under each investment advisory agreement, (6) the extent to which economies of scale could and should be shared by the Adviser with the Funds, and (7) the ancillary benefits received by the Adviser, as discussed more fully above the Trustees, all of whom qualify as Independent Trustees under the 1940 Act, concluded it was appropriate to renew the investment advisory agreements.

Diamond Hill Funds Semi-Annual Report June 30, 2009	Page 43

Diamond Hill Funds
Schedule of Shareholder Expenses
Hypothetical Example of a $1,000 Investment at Beginning of Period
(Unaudited)

All mutual funds have operating expenses.  These expenses include costs for portfolio management, administrative services, and distribution fees. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.  A fund’s expenses are expressed as a percentage of its net assets.  This figure is known as the expense ratio.

We believe it is important for you to understand the impact of costs on your investment.  The following example illustrates the costs that you would incur over the six-month period covered by this report if you invested $1,000 in the Fund, using the Funds’ actual return and operating expenses for the six months ended June 30, 2009.  The examples use actual net operating expenses applicable to that class.  The calculation does not reflect sales charges (loads).  If this cost was included, your costs would have been higher.  The examples contain two sets of numbers, one using the actual return earned by each class of each Fund during the six months ended June 30, 2009, and one using a hypothetical 5% annual return (2.5% for the reporting period).

	Account value		Account value		Expenses paid		Fund’s
	at the beginning		at the end		during		expense
	of the period ($)		of the period ($)		the period ($)		ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Small Cap Fund
Class A	$1,000.00	$1,000.00	$1,046.60	$1,018.03	$6.92	$6.83	1.36%
Class C	$1,000.00	$1,000.00	$1,042.60	$1,014.31	$10.71	$10.56	2.11%
Class I	$1,000.00	$1,000.00	$1,048.30	$1,019.90	$5.01	$4.94	0.99%
Small-Mid Cap Fund
Class A	$1,000.00	$1,000.00	$1,104.70	$1,018.28	$6.86	$6.58	1.32%
Class C	$1,000.00	$1,000.00	$1,102.10	$1,014.56	$10.76	$10.31	2.07%
Class I	$1,000.00	$1,000.00	$1,107.60	$1,020.15	$4.90	$4.69	0.94%
Large Cap Fund
Class A	$1,000.00	$1,000.00	$1,038.20	$1,019.02	$5.89	$5.83	1.16%
Class C	$1,000.00	$1,000.00	$1,034.30	$1,015.33	$9.62	$9.53	1.91%
Class I	$1,000.00	$1,000.00	$1,040.00	$1,020.89	$3.98	$3.94	0.79%
Select Fund
Class A	$1,000.00	$1,000.00	$1,046.90	$1,018.52	$6.42	$6.33	1.26%
Class C	$1,000.00	$1,000.00	$1,048.70	$1,014.80	$10.23	$10.06	2.02%
Class I	$1,000.00	$1,000.00	$1,056.30	$1,020.40	$4.52	$4.44	0.89%
Long-Short Fund
Class A	$1,000.00	$1,000.00	$1,028.90	$1,015.84	$9.08	$9.03	1.81%
Class C	$1,000.00	$1,000.00	$1,024.80	$1,012.12	$12.83	$12.75	2.56%
Class I	$1,000.00	$1,000.00	$1,030.30	$1,017.71	$7.19	$7.15	1.43%
Financial Long-Short Fund
Class A	$1,000.00	$1,000.00	$1,004.70	$1,016.14	$8.67	$8.72	1.74%
Class C	$1,000.00	$1,000.00	$1,001.20	$1,012.41	$12.39	$12.46	2.50%
Class I	$1,000.00	$1,000.00	$1,007.10	$1,018.02	$6.80	$6.84	1.37%
Strategic Income
Class A	$1,000.00	$1,000.00	$1,145.80	$1,019.52	$5.66	$5.33	1.06%
Class C	$1,000.00	$1,000.00	$1,143.10	$1,015.80	$9.64	$9.07	1.81%
Class I	$1,000.00	$1,000.00	$1,148.20	$1,021.39	$3.66	$3.44	0.69%

_____________________
You can find more information about the Fund’s expenses, including annual expense ratios for historical periods in the Financial Statements section of this report.  For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.  The prospectus presents hypothetical shareholder costs over various time periods based upon a $10,000 investment and a return of 5% a year.  This standardized example, which appears in all mutual fund prospectuses, may be useful to you in comparing the costs of investing in different funds.

Page 44	Diamond Hill Funds Semi-Annual Report June 30, 2009

Diamond Hill Funds

Management of the Trust (unaudited)

Listed in the charts below is basic information regarding the Trustees and officers of the Trust.

TRUSTEES:
Name/ Address/[1] Age	Position(s) Held with Trust	Term of Office[2] and Length of Time Served	Principal Occupation(s) At Least The Last 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee

Thomas E. Line Year of Birth: 1967	Chairman Trustee	Since November 2005	Senior Managing Director and Chief Financial Officer, Red Capital Group (mortgage and investment banking subsidiary of National City Bank), October 2005 to the present; Vice President and Treasurer, Red Capital Group, September 2004 to October 2005; President, Focused Financial Consulting, Inc. (financial consulting), March 2002 to September 2004; Chief Operating Officer, Meeder Financial, Inc. (parent of investment adviser and mutual fund servicing companies), June 1998 to March 2002.	7

Elizabeth P. Kessler Year of Birth: 1968	Trustee	Since November 2005	Attorney and Partner-in-charge, Columbus Ohio office - Jones Day	7

D’Ray Moore Rice Year of Birth: 1959	Trustee	Since August 2007	Retired, Community Volunteer. Trustee of American Performance Funds from October 2004 to October 2007.	7

George A. Skestos Year of Birth: 1968	Trustee	Since August 2000	Managing Member, Arcadia Holdings, LLC (private investment banking firm), May 2001 to the present; President of Homewood Corporation (real estate development firm), January 2000 to the present.	7

PRINCIPAL OFFICERS:

Name/ Address/[1] Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) At Least the Last 5 Years

James F. Laird, Jr.[3] Year of Birth: 1957	President	Since December 2001
Chief Financial Officer of Diamond Hill Investment Group, Inc., since December 2001.  President of Diamond Hill Securities since July 2001.  Vice President Corporate Strategy with Nationwide Insurance from January 2001 to July 2001. Senior Vice President Product Development with Villanova Capital from February 1999 through December 2000.

Gary R. Young[3] Year of Birth: 1969	Treasurer, Secretary and Chief Compliance Officer	Since May 2004 Since September 2004
Controller of Diamond Hill Investment Group, Inc. since April 2004.Director of Mutual Fund Administration with Banc One Investment Advisors October 1998 through April 2004.  Vice President and Manager of Mutual Fund Accounting and Financial Reporting with First Chicago NBD January 1996 through October 1998.

(1)	The address of each Trustee and Officer is 325 John H. McConnell Boulevard - Suite 200, Columbus, Ohio 43215.

(2)	Each Trustee is elected to serve in accordance with the Declaration of Trust and Bylaws of the Trust until his or her successor is duly elected and qualified.

(3)
Mr. Laird and Mr. Young are each an “interested person” of the Trust as defined in the Investment Company Act of 1940, as amended, because of their relationship with Diamond Hill Capital Management, Inc.

The Statement of Additional Information contains additional information about the Trustees and is available without charge on www.diamond-hill.com or by calling 1-888-226-5595.

Diamond Hill Funds Semi-Annual Report June 30, 2009	Page 45

NOTICE OF PRIVACY POLICY

In order to enhance our ability to provide you with the best service possible, the Diamond Hill Funds (referred to as “we” or “us”) collects, uses and shares certain information about you. This policy explains what information we collect and with whom we share it. The practices described in this policy are applicable to all customers, including prospective, current and former customers. The policy also explains how we protect the security and confidentiality of certain customer information. We make reference to our “affiliates” in this policy. Affiliates are companies related to us by common control, including Diamond Hill Capital Management, Inc., Diamond Hill Investment Group, Inc., Beacon Hill Fund Services, and B Hill Distributors, Inc.

SAFEGUARDING PRIVACY

The Diamond Hill Funds maintain physical, electronic and procedural safeguards that comply with federal standards to ensure the safety of non-public personal customer information.

INFORMATION WE COLLECT AND SOURCES OF INFORMATION

We may collect information about our customers to help identify you, evaluate your application, service and manage your account and offer services and products you may find valuable. We collect this information from a variety of sources including:

•	Information we receive from you on applications or other forms (e.g. your name, address, date of birth, social security number and investment information.

•	Information about your transactions and experiences with us and our affiliates (e.g. your account balance, transaction history and investment selections); and

•	Information we obtain from third parties regarding their brokerage, investment advisory, custodial or othe relationship with you (e.g. your account number, account balance and transaction history.

INFORMATION WE SHARE WITH SERVICE PROVIDERS

We may disclose all non-public personal information we collect, as described above, to companies (including affiliates) that perform services on our behalf, including those that assist us in responding to inquiries, processing transactions, preparing and mailing account statements and other forms of shareholder services provided they use the information solely for these purposes and they enter into a confidentiality agreement regarding the information.

INFORMATION WE SHARE WITH AFFILIATES

Our affiliates are financial service providers that offer investment advisory, brokerage and other financial services. In addition to the information we share with affiliates that provide services to us, we may share information among our affiliates to better assist you in achieving your financial goals.

PRIVACY PROMISE FOR CUSTOMERS

We will safeguard, according to federal standards of security and confidentiality, any non-public personal information our customers share with us.

We will limit the collection and use of non-public customer information to the minimum necessary to deliver superior service to our customers that includes advising our customers about our products and services and to administer our business.

We will permit only authorized employees who are trained in the proper handling of non-public customer information to have access to that information.

We will not reveal non-public customer information to any external organization unless we have previously informed the customer in disclosures or agreements, have been authorized by the customer or are required by law or our regulators.

We value you as a customer and take your personal privacy seriously.We will inform you of our policies for collecting, using, securing and sharing non-public personal information the first time we do business and every year that you are a customer of The Diamond Hill Funds or anytime we make a material change to our privacy policy.

Page 46	Diamond Hill Funds Semi-Annual Report June 30, 2009

[This page left blank intentionally.]

[This page left blank intentionally.]

[This page left blank intentionally.]

Diamond Hill® funds

325 John H. McConnell Blvd., Suite 200
Columbus, Ohio 43215

614.255.3333
www.diamond-hill.com

Investment Adviser
Diamond Hill Capital Management, Inc.

Distributor
BHIL Distributors, Inc.

For additional information, call:
J.P. Morgan Chase Bank N.A.
TOLL FREE 888.226.5595

Item 2. Code of Ethics.

Not required in Semiannual report filing.

Item 3. Audit Committee Financial Expert.

Not required in Semiannual report filing.

Item 4. Principal Accountant Fees and Services.

Not required in Semiannual report filing.

Item 5. Audit Committee of Listed Companies.

Not applicable.

Item 6.  Schedule of Investments.

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not Applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11.  Controls and Procedures.

(a)           Based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)   Not applicable in Semiannual filing.

(a)(2)   Certifications required by Item 12(a) of Form N-CSR are filed herewith.

(a)(3)   Not applicable.

(b)        Certifications required by Item 12(b) of Form N-CSR are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                Diamond Hill Funds

By (Signature and Title)

/s/ James F. Laird, Jr.
James F. Laird, Jr.
President

Date: August 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James F. Laird, Jr.
James F. Laird, Jr.
President

Date: August 24, 2009

By (Signature and Title)

/s/ Gary R. Young
Gary R. Young.
Treasurer and Chief Financial Officer

Date: August 24, 2009